UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 92.9%
Consumer Discretionary — 16.0%
Amazon.com*	17,046	$4,326,445
BorgWarner*	61,965	4,843,804
Chipotle Mexican Grill, Cl A*	11,675	4,240,243
DIRECTV*	146,685	8,296,504
DR Horton	247,257	6,448,462
Michael Kors Holdings*	122,370	6,967,748
Panera Bread, Cl A*	29,890	5,297,405
priceline.com*	8,740	6,082,953
Starbucks	119,900	7,294,716
Ulta Salon Cosmetics & Fragrance*	52,840	4,631,426

		58,429,706

Consumer Staples — 6.2%
Costco Wholesale	76,927	8,341,195
CVS Caremark	106,385	6,189,479
Philip Morris International	85,277	8,151,628

		22,682,302

Energy — 7.8%
Anadarko Petroleum	63,160	5,353,442
Cameron International*	95,140	5,855,867
Cobalt International Energy*	234,380	6,548,577
EOG Resources	40,628	4,922,488
Schlumberger	76,763	5,713,470

		28,393,844

Financials — 5.4%
BlackRock, Cl A	18,361	4,893,206
Invesco	125,189	3,973,499
MetLife	103,799	4,047,123
Moody’s	114,810	6,986,189

		19,900,017

Health Care — 16.8%
Allergan	36,508	4,145,483
Baxter International	104,610	7,309,101
Biogen Idec*	44,400	9,720,492
Celgene*	69,932	8,256,871
Cepheid*	145,280	5,539,526
Edwards Lifesciences*	33,745	2,152,594
Eli Lilly	105,455	5,840,098
Gilead Sciences*	183,900	9,312,696
Illumina*	139,875	9,048,514

		61,325,375

Industrials — 10.6%
Chart Industries*	48,190	4,086,994
Cummins	62,038	6,600,223
Deere	60,655	5,416,492
FedEx	51,318	4,824,405
Union Pacific	80,771	11,950,877
Waste Connections	151,875	5,763,656

		38,642,647

Information Technology — 25.5%
Apple	31,707	14,038,274
Citrix Systems*	44,545	2,769,363
Cognizant Technology Solutions, Cl A*	99,701	6,460,625
eBay*	137,080	7,181,621
EMC*	262,255	5,882,380
F5 Networks*	30,030	2,295,193
Google, Cl A*	13,269	10,941,219
Lam Research*	97,955	4,527,480
Mastercard, Cl A	8,173	4,519,097

Description	Shares	Value
Microsoft	230,915	$7,643,286
Oracle	107,695	3,530,242
QUALCOMM	158,000	9,735,960
Silicon Laboratories*	84,750	3,365,423
Teradata*	58,200	2,972,274
Visa, Cl A	41,715	7,027,309

		92,889,746

Materials — 3.0%
Monsanto	67,600	7,221,032
Praxair	32,104	3,669,487

		10,890,519

Telecommunication Services — 1.6%
Verizon Communications	108,025	5,823,628

Total Common Stock (Cost $237,974,034)		338,977,784

CASH EQUIVALENT ** — 7.1%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $25,756,581)	25,756,581	25,756,581

Total Investments — 100.0% (Cost $263,730,615)†		$364,734,365

Percentages are based on Net Assets of $364,837,775.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2013.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl – Class

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $263,730,615, and the unrealized appreciation and depreciation were $104,569,045 and $(3,565,295), respectively.

As of April 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVIDEND VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 98.8%
Consumer Discretionary — 9.0%
Cinemark Holdings	181,705	$5,612,868
Lowe’s	101,320	3,892,714
Time Warner Cable	66,409	6,235,141
Walt Disney	121,795	7,653,598

		23,394,321

Consumer Staples — 10.1%
Kraft Foods Group	76,499	3,938,933
Kroger	219,455	7,544,863
Philip Morris International	55,643	5,318,914
Walgreen	187,705	9,293,275

		26,095,985

Energy — 13.1%
Chevron	52,716	6,431,879
Ensco, Cl A	156,445	9,023,748
Murphy Oil	100,300	6,227,627
Occidental Petroleum	65,410	5,838,497
Total ADR	128,785	6,470,158

		33,991,909

Financials — 25.7%
American International Group*	276,815	11,465,677
BB&T	171,304	5,271,024
First Niagara Financial Group	687,965	6,542,547
HSBC Holdings ADR	116,405	6,385,978
JPMorgan Chase	183,570	8,996,766
Lazard, Cl A	113,235	3,838,667
MetLife	207,040	8,072,490
PNC Financial Services Group	96,300	6,536,844
Validus Holdings	110,925	4,282,814
Wells Fargo	141,065	5,357,649

		66,750,456

Health Care — 15.8%
Abbott Laboratories	172,850	6,381,622
AbbVie	143,020	6,586,071
Baxter International	89,250	6,235,898
Covidien	102,905	6,569,455
Novartis ADR	119,635	8,824,278
Stryker	96,630	6,336,995

		40,934,319

Industrials — 6.4%
Boeing	99,840	9,126,375
Honeywell International	100,797	7,412,611

		16,538,986

Information Technology — 15.7%
Broadridge Financial Solutions	276,280	6,956,730
Cisco Systems	356,363	7,455,114
Corning	573,275	8,312,487
Motorola Solutions	112,255	6,420,986
SAP ADR	47,841	3,820,104
Telefonaktiebolaget LM Ericsson ADR	627,776	7,727,923

		40,693,344

Materials — 3.0%
Rio Tinto ADR	167,900	7,733,474

Total Common Stock (Cost $224,573,395)		256,132,794

Description	Shares	Value
CASH EQUIVALENT ** — 2.5%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $6,565,857)	6,565,857	$6,565,857

Total Investments — 101.3% (Cost $231,139,252)†		$262,698,651

Percentages are based on Net Assets of $259,230,873.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2013.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $231,139,252, and the unrealized appreciation and depreciation were $33,947,417 and $(2,388,018), respectively.

As of April 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II	FROST STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 97.5%
Exchange Traded Funds — 66.9%
iShares Barclays Intermediate Credit Bond Fund	1,174	$131,206
iShares Core Total US Bond Market ETF	7,266	810,450
iShares MSCI EAFE Index Fund	16,080	995,995
iShares MSCI Germany Index Fund	5,370	136,774
SPDR Barclays Convertible Securities ETF	5,040	216,770
SPDR S&P 500 ETF Trust	13,600	2,171,648
Vanguard European ETF	2,419	124,240
Vanguard Large Cap ETF	26,751	1,957,371
Vanguard MSCI Emerging Markets ETF	9,991	437,206
Vanguard Small Cap Value ETF	3,363	276,506

		7,258,166

Open-End Funds — 27.7%
Cohen & Steers Institutional Realty Shares	5,188	248,707
Frost Total Return Bond Fund, Institutional Shares*	80,308	891,415
Ivy High Income Fund	58,720	516,145
PIMCO Total Return Fund	86,303	978,674
Templeton Global Bond Fund	26,596	361,966

		2,996,907

Closed-End Fund — 2.9%
Eaton Vance Senior Floating-Rate Trust	18,271	317,367

Total Registered Investment Companies (Cost $9,152,239)		10,572,440

CASH EQUIVALENT ** — 0.7%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $81,033)	81,033	81,033

Total Investments — 98.2% (Cost $9,233,272)†		$10,653,473

Percentages are based on Net Assets of $10,844,488.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2013 were as follows:

Balance of Shares Held as of 4/30/13	Value of Shares Held as of 4/30/13	Dividend Income	Realized Gain(Loss)
80,308	$891,415	$35,792	$—

**	Rate shown is the 7-day effective yield as of April 30, 2013.

ETF – Exchange Traded Fund

EAFE – Europe, Australasia and Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $9,233,272, and the unrealized appreciation and depreciation were $1,480,716 and $(60,515), respectively.

As of April 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II	FROST DIVERSIFIED STRATEGIES FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Shares/Contracts	Value
REGISTERED INVESTMENT COMPANIES — 93.9%
Exchange Traded Funds — 65.8%
Consumer Discretionary Select Sector SPDR Fund (A)	6,559	$358,187
Consumer Staples Select Sector SPDR Fund (A)	8,038	329,076
Energy Select Sector SPDR Fund (A)	3,879	303,609
Financial Select Sector SPDR Fund (A)	21,938	410,241
Health Care Select Sector SPDR Fund (A)	7,455	352,845
Industrial Select Sector SPDR Fund (A)	6,611	274,026
IQ Hedge Multi-Strategy Tracker ETF	20,342	578,323
Materials Select Sector SPDR Fund (A)	2,849	112,678
SPDR S&P 500 ETF Trust (A)	1,398	223,233
Technology Select Sector SPDR Fund (A)	18,083	557,137
Utilities Select Sector SPDR Fund (A)	2,442	101,172

		3,600,527

Open-End Funds — 28.1%
AQR Diversified Arbitrage Fund	34,723	387,512
AQR Risk Parity Fund	31,612	387,564
ASG Global Alternatives Fund	31,347	351,398
Loomis Sayles Absolute Strategies Fund	39,174	410,539

		1,537,013

Total Registered Investment Companies (Cost $4,745,361)		5,137,540

CASH EQUIVALENT ** — 3.7%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $205,475)	205,475	205,475

Total Investments — 97.6% (Cost $4,950,836)†		$5,343,015

PURCHASED OPTION * — 0.0%
S&P 500 Index Put Option, Expires 07/20/13, Strike Price $1,550 (Cost $4,821)	1	$2,450

WRITTEN OPTIONS * — (0.4)%
Consumer Discretionary Select Sector SPDR Fund Call Option, Expires 05/18/13, Strike Price $54	(17)	$(1,649)
Consumer Staples Select Sector SPDR Fund Call Option, Expires 05/18/13, Strike Price $41	(20)	(780)
Energy Select Sector SPDR Fund Call Option, Expires 05/18/13, Strike Price $75	(10)	(3,240)
Financial Select Sector SPDR Fund Call Option, Expires 05/18/13, Strike Price $18	(59)	(4,484)
Health Care Select Sector SPDR Fund Call Option, Expires 05/18/13, Strike Price $48	(18)	(396)
Industrial Select Sector SPDR Fund Call Option, Expires 05/18/13, Strike Price $41	(17)	(1,224)
Materials Select Sector SPDR Fund Call Option, Expires 05/18/13, Strike Price $38	(7)	(1,141)

Description	Contracts	Value
SPDR S&P 500 ETF Trust Call Option, Expires 05/18/13, Strike Price $157	(3)	$(1,062)
Technology Select Sector SPDR Fund Call Option, Expires 05/18/13, Strike Price $30	(49)	(4,459)
Utilities Select Sector SPDR Fund Call Option, Expires 05/18/13, Strike Price $40	(6)	(900)

Total Written Options (Premiums Received $(8,375))		$(19,335)

Percentages are based on Net Assets of $5,472,979.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2013.
(A)	Underlying security for written call option.

ETF – Exchange Traded Fund

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $4,950,836, and the unrealized appreciation and depreciation were $392,179 and $(0), respectively.

As of April 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND APRIL 30, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK — 83.3%
Consumer Discretionary — 12.0%
Best Buy	201,000	$5,223,990
Coach	84,900	4,997,214
Gannett	117,700	2,372,832
Honda Motor ADR	29,100	1,163,418
Johnson Controls	48,400	1,694,484
Staples	529,300	7,007,932

		22,459,870

Consumer Staples — 5.8%
Archer-Daniels-Midland	169,800	5,763,012
Wal-Mart Stores	64,000	4,974,080

		10,737,092

Energy — 8.7%
Baker Hughes	144,400	6,554,316
BP ADR	123,500	5,384,600
National Oilwell Varco	50,400	3,287,088
Occidental Petroleum	12,300	1,097,898

		16,323,902

Financials — 15.4%
Allstate	154,200	7,595,892
Annaly Capital Management‡	248,300	3,957,902
Bank of America	193,830	2,386,047
Barclays ADR	163,800	2,945,124
Lincoln National	35,567	1,209,634
Marsh & McLennan	159,500	6,062,595
XL Group, Cl A	151,250	4,709,925

		28,867,119

Health Care — 4.1%
Becton Dickinson	20,600	1,942,580
Teva Pharmaceutical Industries ADR	150,200	5,751,158

		7,693,738

Industrials — 8.4%
Boeing	84,800	7,751,568
Dover	51,700	3,566,266
Raytheon	72,500	4,450,050

		15,767,884

Information Technology — 15.7%
Applied Materials	181,100	2,627,761
Black Box	144,756	3,144,100
Hewlett-Packard*	232,600	4,791,560
International Business Machines	49,900	10,106,746
Microsoft	32,000	1,059,200
Western Union	519,900	7,699,719

		29,429,086

Materials — 5.1%
Alcoa	87,900	747,150
Dow Chemical	126,300	4,282,833
Mosaic	27,900	1,718,361
Rio Tinto ADR	61,700	2,841,902

		9,590,246

Telecommunication Services — 8.1%
AT&T	137,792	5,161,689
Nippon Telegraph & Telephone ADR	295,300	7,344,111
Vodafone Group ADR	83,500	2,554,265

		15,060,065

Total Common Stock (Cost $154,065,522)		155,929,002

Description	Shares	Value
CASH EQUIVALENT ** — 15.6%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000% (Cost $29,281,484)	29,281,484	$29,281,484

Total Investments — 98.9% (Cost $183,347,006)†		$185,210,486

Percentages are based on Net Assets of $187,299,189.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2013.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $183,347,006, and the unrealized appreciation and depreciation were $28,625,136 and $(26,761,656), respectively.

As of April 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II	FROST SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK — 97.5%
Consumer Discretionary — 15.4%
Aeropostale*	215,000	$3,151,900
ANN*	125,570	3,709,338
Finish Line, Cl A	152,000	2,947,280
Harman International Industries	89,000	3,979,190
Rent-A-Center, Cl A	18,060	630,836
Saks*	333,000	3,846,150
SeaWorld Entertainment*	92,650	3,113,040
Sotheby’s	105,000	3,725,400
Wendy’s	671,000	3,817,990

		28,921,124

Consumer Staples — 5.7%
Darling International*	217,000	4,016,670
Fresh Del Monte Produce	110,000	2,795,100
TreeHouse Foods*	60,000	3,822,600

		10,634,370

Energy — 10.2%
Approach Resources*	118,000	2,798,960
Atwood Oceanics*	75,000	3,678,750
C&J Energy Services*	182,510	3,611,873
Key Energy Services*	526,000	3,124,440
McDermott International*	353,000	3,770,040
Western Refining	72,990	2,256,121

		19,240,184

Financials — 17.6%
AerCap Holdings*	242,000	3,840,540
Air Lease, Cl A	138,000	3,796,380
American Equity Investment Life Holding	198,000	3,017,520
Aspen Insurance Holdings	98,500	3,761,715
Cathay General Bancorp	192,000	3,784,320
First Niagara Financial Group	391,000	3,718,410
Hanover Insurance Group	73,000	3,681,390
TCF Financial	263,000	3,826,650
Umpqua Holdings	303,000	3,636,000

		33,062,925

Health Care — 13.1%
Bruker*	201,000	3,571,770
Health Net*	130,500	3,836,700
Integra LifeSciences Holdings*	82,000	2,872,460
LifePoint Hospitals*	83,000	3,984,000
Magellan Health Services*	76,000	3,888,160
Quality Systems	157,000	2,805,590
WellCare Health Plans*	62,000	3,615,220

		24,573,900

Industrials — 12.6%
ABM Industries	135,000	3,044,250
Brink’s	109,000	2,889,590
Crane	70,000	3,768,100
Exelis	343,000	3,831,310
Foster Wheeler*	179,500	3,787,450
Harsco	161,000	3,514,630
Korn/Ferry International*	170,000	2,813,500

		23,648,830

Information Technology — 15.0%
Atmel*	574,000	3,713,780
Diebold	125,000	3,661,250
Finisar*	274,000	3,518,160
JDS Uniphase*	251,000	3,388,500
Lattice Semiconductor*	539,000	2,506,350

Description	Shares	Value
Microsemi*	180,000	$3,744,000
PTC*	158,000	3,793,580
Teradyne*	233,000	3,830,520

		28,156,140

Materials — 7.9%
Cabot	99,000	3,718,440
Carpenter Technology	82,000	3,686,720
Intrepid Potash	188,000	3,461,080
Scotts Miracle-Gro, Cl A	86,000	3,900,100

		14,766,340

Total Common Stock (Cost $169,003,855)		183,003,813

CASH EQUIVALENT ** — 1.5%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $2,767,881)	2,767,881	2,767,881

Total Investments — 99.0% (Cost $171,771,736)†		$185,771,694

Percentages are based on Net Assets of $187,659,708.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2013.

Cl – Class

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $171,771,736, and the unrealized appreciation and depreciation were $19,112,554 and $(5,112,596), respectively.

As of April 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK — 94.9%
Argentina — 0.5%
MercadoLibre	13,900	$1,398,201

Brazil — 3.4%
Embraer ADR	79,600	2,780,428
Itau Unibanco Holding ADR	261,580	4,402,391
Natura Cosmeticos	109,535	2,745,013

		9,927,832

Canada — 4.4%
Canadian National Railway	30,601	2,995,858
Cenovus Energy	77,410	2,316,652
Potash Corp. of Saskatchewan	99,817	4,202,296
Teck Resources, Cl B	126,200	3,357,149

		12,871,955

China — 4.2%
Baidu ADR*	44,117	3,787,445
China Merchants Bank, Cl H	322,335	687,025
Industrial & Commercial Bank of China, Cl H	7,749,318	5,452,379
Sinopharm Group, Cl H	842,141	2,501,414

		12,428,263

Denmark — 2.6%
Novo Nordisk, Cl B	42,807	7,508,673

France — 7.2%
Air Liquide	45,130	5,712,794
Cie Generale des Etablissements Michelin	34,901	2,947,600
LVMH Moet Hennessy Louis Vuitton	40,525	7,018,078
Publicis Groupe	79,339	5,518,926

		21,197,398

Germany — 10.7%
Adidas	56,920	5,944,393
Allianz	25,664	3,787,090
Deutsche Bank	117,963	5,423,319
Fresenius Medical Care	82,089	5,664,814
SAP	69,060	5,485,110
Siemens	48,069	5,020,046

		31,324,772

Hong Kong — 4.9%
AIA Group	1,198,659	5,321,263
CNOOC	2,117,017	3,950,234
Hong Kong Exchanges and Clearing	298,900	5,030,359

		14,301,856

Ireland — 1.7%
Accenture, Cl A	59,859	4,874,917
Covidien	2,340	149,386

		5,024,303

Israel — 0.2%
Check Point Software Technologies*	14,573	679,393

Italy — 0.9%
Saipem	94,700	2,681,377

Japan — 13.7%
Bridgestone	97,142	3,662,069
FANUC	19,968	3,011,023
Japan Exchange Group	7,509	921,245

Description	Shares	Value
KDDI	62,884	$3,018,896
Komatsu	213,118	5,813,005
Kubota	196,122	2,810,509
Mitsubishi UFJ Financial Group	1,423,634	9,682,201
Softbank	61,831	3,060,313
Toyota Motor	140,364	8,120,767

		40,100,028

Mexico — 1.5%
Wal-Mart de Mexico, Ser V	1,345,480	4,268,375

Netherlands — 2.0%
ASML Holding	52,097	3,872,988
Yandex, Cl A*	74,807	1,925,532

		5,798,520

South Korea — 1.5%
Samsung Electronics	3,185	4,395,896

Spain — 0.5%
Amadeus IT Holding, Cl A	50,456	1,489,433

Sweden — 1.5%
Hennes & Mauritz, B Shares	125,984	4,457,323

Switzerland — 8.1%
Julius Baer Group*	69,498	2,768,559
Nestle	41,488	2,962,791
Novartis	85,487	6,348,545
Roche Holding	24,786	6,195,167
Swatch Group	2,539	1,454,095
Syngenta	9,240	3,949,211

		23,678,368

United Kingdom — 20.2%
ARM Holdings	177,864	2,751,799
British American Tobacco	83,985	4,652,135
Burberry Group	130,846	2,715,415
Carnival	101,156	3,645,431
HSBC Holdings	537,499	5,852,808
Kingfisher	1,114,718	5,421,473
Pearson	160,094	2,912,066
Reckitt Benckiser Group	92,715	6,763,124
Rolls-Royce Holdings	253,160	4,443,680
Royal Bank of Scotland Group*	553,569	2,633,832
SABMiller	78,323	4,219,882
Standard Chartered	232,549	5,841,088
Tullow Oil	129,197	2,008,888
Vodafone Group	707,390	2,155,893
WPP	197,979	3,272,126

		59,289,640

United States — 5.2%
Lululemon Athletica*	62,420	4,752,035
Schlumberger	81,956	6,099,985
Yum! Brands	63,500	4,325,620

		15,177,640

Total Common Stock (Cost $232,192,387)		277,999,246

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Shares	Value
CASH EQUIVALENT ** — 4.4%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $12,832,944)	12,832,944	$12,832,944

Total Investments — 99.3% (Cost $245,025,331)†		$290,832,190

The outstanding forward foreign currency contracts held by the Fund at April 30, 2013 are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
State Street	5/8/13-10/29/13	EUR	21,771,500	USD	28,274,568	$(430,746)
State Street	7/8/13	JPY	2,950,734,600	USD	31,011,334	731,338
State Street	5/8/13	USD	4,903,093	EUR	3,714,000	(11,681)

						$288,911

For the period ended April 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $292,908,643.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2013.

ADR – American Depositary Receipt

Cl – Class

EUR – Euro

JPY – Japanese Yen

Ser – Series

USD – U.S. Dollar

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $245,025,331, and the unrealized appreciation and depreciation were $51,207,291 and $(5,400,432), respectively.

As of April 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s other financial instruments carried at value:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards	$—	$288,911	$—	$288,911

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 36.2%
Automotive — 14.9%
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl C
2.780%, 09/17/18 (A)	$2,000,000	$2,002,753
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl B
2.150%, 02/15/19 (A)	750,000	751,705
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl D
4.980%, 01/08/18	4,000,000	4,250,992
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A
3.270%, 02/20/18 (A)	3,500,000	3,736,992
Chesapeake Funding, Ser 2012-1A, Cl C
2.200%, 11/07/23 (A)(B)	3,000,000	3,020,510
Chesapeake Funding, Ser 2012-2A, Cl D
2.050%, 05/07/24 (A)(B)	2,000,000	1,992,093
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl D
3.520%, 08/08/16	3,796,337	3,797,332
CPS Auto Trust, Ser 2010-A, Cl A
2.890%, 03/15/16 (A)	56,995	57,046
CPS Auto Trust, Ser 2011-A, Cl A
2.820%, 04/16/18 (A)	1,097,276	1,113,377
CPS Auto Trust, Ser 2011-B, Cl A
3.680%, 09/17/18 (A)	1,011,779	1,041,442
DT Auto Owner Trust, Ser 2010-1A, Cl D
5.920%, 09/15/16 (A)	358,807	360,237
DT Auto Owner Trust, Ser 2011-2A, Cl D
4.360%, 12/15/16 (A)	3,500,000	3,564,242
Ford Credit Auto Owner Trust, Ser 2010-B, Cl C
2.770%, 05/15/16	500,000	516,182
Ford Credit Floorplan Master Owner Trust, Ser 2012-1, Cl D
2.299%, 01/15/16 (B)	3,150,000	3,166,953
Rental Car Finance, Ser 2011-1A, Cl B1
4.380%, 02/25/16 (A)	3,000,000	3,122,373
Santander Drive Auto Receivables Trust, Ser 2011-S1A, Cl C
1.890%, 05/15/17 (A)	685,606	687,176
SMART Trust, Ser 2012-4US, Cl A4B
0.899%, 08/14/18 (B)	1,000,000	1,003,710
Tidewater Auto Receivables Trust, Ser 2012-AA, Cl A3
1.990%, 04/15/19 (A)	3,000,000	2,995,514

		37,180,629

Credit Cards — 0.5%
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B
6.750%, 04/15/19	1,000,000	1,114,333

Other Asset-Backed Securities — 15.6%
Access Group, Ser 2002-A, Cl A2
0.170%, 09/25/37 (B)	3,000,000	2,730,000
CLI Funding, Ser 2011-2A, Cl Note
4.940%, 10/18/26 (A)	1,277,653	1,310,986

Description	Face Amount	Value
DSC Floorplan Master Owner Trust, Ser 2011-1, Cl A
3.910%, 03/15/16 (A)	$3,500,000	$3,549,084
GE Dealer Floorplan Master Note Trust, Ser 2012-3, Cl A
0.689%, 06/20/17 (B)	10,000,000	10,043,260
Global SC Finance SRL, Ser 2012-1A, Cl A
4.110%, 07/19/27 (A)	3,306,875	3,426,339
Impact Funding, Ser 2001-A
5.933%, 07/25/33	1,239,503	1,357,630
National Collegiate Student Loan Trust, Ser 2004-2, Cl A3
0.410%, 04/26/27 (B)	1,572,744	1,553,899
Navistar Financial Dealer Note Master Trust, Ser 2013-1, Cl D
2.450%, 01/25/18 (A)(B)	3,000,000	2,999,997
Newstar Trust, Ser 2012-2A, Cl A
2.208%, 01/20/23 (A)(B)	5,000,000	5,062,325
Sierra Receivables Funding, Ser 2012-1A, Cl B
3.580%, 11/20/28 (A)	542,121	545,375
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	2,458,333	2,457,576
TAL Advantage, Ser 2011-2A, Cl A
4.310%, 05/20/26 (A)	2,425,000	2,429,127
Textainer Marine Containers, Ser 2011-1A, Cl A
4.700%, 06/15/26 (A)	1,633,333	1,642,041

		39,107,639

Student Loan — 5.2%
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
1.700%, 08/26/52 (A)(B)	3,000,000	2,636,576
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.698%, 07/25/47 (A)(B)	4,000,000	3,647,656
SLM Student Loan Trust, Ser 2012-A, Cl A1
1.599%, 08/15/25 (A)(B)	1,868,602	1,896,629
SLM Student Loan Trust, Ser 2013-2, Cl B
2.453%, 06/25/43 (B)	2,000,000	1,902,980
SLM Student Loan Trust, Ser 2013-R1, Cl A
1.700%, 03/25/33 (A)(B)	3,000,000	2,957,936

		13,041,777

Total Asset-Backed Securities (Cost $88,775,149)		90,444,378

MORTGAGE-BACKED SECURITIES — 26.7%
Agency Residential Mortgage-Backed Obligations — 23.6%
FHLB
0.500%, 03/20/15 (C)	15,000,000	14,986,890
FHLMC
2.210%, 02/01/37 (B)	2,396,226	2,551,814
FHLMC Multifamily Structured Pass Through Certificates, Ser 2012-KF01, Cl A
0.554%, 04/25/19 (B)	2,307,534	2,314,147

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
FHLMC REMIC, Ser 2010-3747, Cl UF
0.679%, 10/15/40 (B)	$7,137,150	$7,174,763
FNMA REMIC, Ser 2011-84, Cl F
0.550%, 01/25/40 (B)	8,152,185	8,173,136
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	4,172,481	4,476,492
GNMA REMIC, Ser 2011-125, Cl BG
2.250%, 12/20/30	3,445,944	3,507,716
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	5,975,183	6,296,893
GNMA, Ser 2010-80, Cl F
0.599%, 04/20/40 (B)	1,776,400	1,784,406
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	7,328,969	7,625,199

		58,891,456

Commercial Mortgage-Backed Obligations — 1.9%
Commercial Mortgage Pass Through Certificates, Ser 2007-FL14, Cl AJ
0.379%, 06/15/22 (A)(B)	2,765,064	2,729,992
GE Business Loan Trust, Ser 2003-1, Cl A
0.629%, 04/15/31 (A)(B)	2,093,042	2,003,357

		4,733,349

Non-Agency Residential Mortgage-Backed Obligation — 1.2%
Holmes Master Issuer, Ser 2012-1A, Cl A2
1.927%, 10/15/54 (A)(B)	3,000,000	3,062,807

Total Mortgage-Backed Securities (Cost $65,847,999)		66,687,612

U.S. TREASURY OBLIGATIONS — 22.3%
U.S. Treasury Notes
2.000%, 04/30/16	5,000,000	5,250,000
1.000%, 09/30/16	5,000,000	5,104,295
0.875%, 01/31/17	2,500,000	2,539,647
0.750%, 10/31/17 to 03/31/18	18,000,000	18,118,595
0.625%, 04/30/18	5,000,000	4,987,110
0.500%, 07/31/17	5,000,000	4,991,795
0.375%, 04/15/15 to 03/15/16	5,500,000	5,513,944
0.250%, 01/31/15 to 04/15/16	9,250,000	9,252,970

Total U.S. Treasury Obligations (Cost $55,470,153)		55,758,356

CORPORATE OBLIGATIONS — 10.1%
Consumer Staples — 1.4%
Clorox
5.950%, 10/15/17	3,000,000	3,571,437

Energy — 2.7%
BP AMI Leasing (A)
5.523%, 05/08/19	3,000,000	3,560,907
Noble Holding International
3.450%, 08/01/15	3,000,000	3,137,346

		6,698,253

Financials — 3.8%
Bank of America MTN (B)
3.595%, 01/14/21	1,000,000	1,007,690

Description	Face Amount/ Shares	Value
HSBC Finance (B)
0.717%, 06/01/16	$3,000,000	$2,970,078
JPMorgan Chase MTN (B)
2.978%, 08/17/22	1,250,000	1,211,875
Morgan Stanley MTN (B)
3.595%, 12/15/19	1,000,000	990,000
SLM MTN (B)
3.745%, 12/15/20	3,525,000	3,414,174

		9,593,817

Information Technology — 2.2%
Apple
2.400%, 05/03/23	2,000,000	2,000,000
BMC Software
7.250%, 06/01/18	3,000,000	3,359,385

		5,359,385

Total Corporate Obligations (Cost $23,936,806)		25,222,892

MUNICIPAL BONDS — 6.0%
Colorado State, Housing & Finance Authority, Ser B, RB
1.600%, 05/15/16	3,000,000	3,054,540
Government Development Bank for Puerto Rico, Ser Senior B, RB
4.704%, 05/01/16	5,945,000	6,001,834
New York, Institute of Technology, Ser A, RB
4.799%, 03/01/14	3,400,000	3,462,696
San Antonio, Convention Hotel Finance, Ser B, RB, AMBAC
4.800%, 07/15/13	1,215,000	1,220,091
South Texas, Higher Education Authority, Ser 2012-1, Cl A1 (B)
0.784%, 10/01/20	1,395,801	1,397,448

Total Municipal Bonds (Cost $15,041,482)		15,136,609

CASH EQUIVALENT * — 0.0%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $98,732)	98,732	98,732

Total Investments — 101.3% (Cost $249,170,321)†		$253,348,579

Percentages are based on Net Assets of $250,103,086.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

*	Rate shown is the 7-day effective yield as of April 30, 2013.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2013. (C) Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on April 30, 2013. The coupon on a step bond changes on a specified date.

AESOP – Auto Employee Stock Ownership Plan

AMBAC – American Municipal Bond Assurance Corporation

Cl – Class

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MTN – Medium Term Note

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $249,170,321, and the unrealized appreciation and depreciation were $4,487,736 and $(309,478), respectively.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$90,444,378	$—	$90,444,378
Mortgage-Backed Securities	—	66,687,612	—	66,687,612
U.S. Treasury Obligations	55,758,356	—	—	55,758,356
Corporate Obligations	—	25,222,892	—	25,222,892
Municipal Bonds	—	15,136,609	—	15,136,609
Cash Equivalent	98,732	—	—	98,732

Total Investments in Securities	$55,857,088	$197,491,491	$—	$253,348,579

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 40.9%
Agency Residential Mortgage-Backed Obligations — 21.8%
FHLB
0.500%, 03/20/15 (A)	$5,000,000	$4,995,630
FHLMC
6.000%, 05/01/26 to 11/01/47	1,928,273	2,101,436
5.500%, 12/01/37	810,127	880,116
5.000%, 04/01/24	901,063	967,323
2.387%, 08/01/37 (B)	1,243,699	1,327,524
2.210%, 02/01/37 (B)	3,698,124	3,938,246
FHLMC REMIC, Ser 2010-3695, IO
4.500%, 05/15/30	5,065,226	587,080
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	10,000,000	11,351,120
FHLMC REMIC, Ser 2011-3834, IO
4.000%, 02/15/29	10,443,313	658,990
FHLMC REMIC, Ser 2011-3875, Cl GK
2.250%, 06/15/26	3,695,835	3,792,858
FHLMC REMIC, Ser 2011-3898, Cl FC
0.709%, 11/15/36 (B)	6,865,980	6,926,998
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	10,247,268
FHLMC, Ser 2012-4054, IO
3.000%, 05/15/26	17,723,112	1,637,912
FHLMC, Ser 2012-4106, IO
2.500%, 09/15/27	11,898,274	1,314,287
FHLMC, Ser 2012-4134, IO
2.500%, 11/15/27	38,535,479	4,058,391
FHLMC, Ser 2012-4148, IO
2.500%, 12/15/27	22,414,799	2,478,214
FNMA
5.500%, 07/01/36 to 12/01/47	1,582,177	1,710,408
5.000%, 04/01/19 to 05/01/35	4,286,395	4,619,800
4.500%, 02/01/39 to 08/01/41	25,302,572	27,752,063
3.500%, 10/01/40 to 11/01/40	3,141,763	3,350,640
3.385%, 02/01/42 (B)	13,897,046	14,740,764
2.799%, 10/01/42 (B)	9,842,944	10,325,306
2.577%, 07/01/37 (B)	7,604,556	8,093,125
2.387%, 01/01/38 (B)	10,920,622	11,634,323
2.250%, 10/30/24	7,500,000	7,549,132
FNMA REMIC, Ser 2005-66, Cl FD
0.502%, 07/25/35 (B)	2,739,279	2,740,739
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	15,204,598	1,467,680
FNMA REMIC, Ser 2011-121, Cl JP
4.500%, 12/25/41	3,139,236	3,248,842
FNMA REMIC, Ser 2012-13, Cl JP
4.500%, 02/25/42	2,336,576	2,494,641
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	8,321,214	1,037,346
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	10,691,843	1,369,765
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	11,204,400	1,420,187
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	11,767,600	1,187,769
FNMA STRIPS, Ser 2011-407, IO
4.000%, 03/25/41	17,314,577	1,727,496
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	5,320,825

Description	Face Amount	Value
FNMA, Ser 2012-100, IO
2.500%, 07/25/22	$20,841,396	$1,482,809
FNMA, Ser 2012-61, IO
4.000%, 12/25/41	19,989,148	1,706,512
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	10,000,000	10,280,430
GNMA
4.500%, 06/15/39	2,241,727	2,446,571
3.000%, 09/20/40 (B)	3,270,403	3,423,892
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	3,068,001	3,291,538
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	31,560,661	2,973,207
GNMA, Ser 2012-10, Cl LD
3.000%, 07/20/40	9,023,995	9,443,494

		204,102,697

Commercial Mortgage-Backed Obligations — 19.1%
A10 Securitization, Ser 2012-1, Cl C
7.870%, 04/15/24 (C)	954,299	948,901
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ
5.421%, 10/10/45	5,000,000	4,545,575
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl AJ
6.237%, 02/10/51 (B)	5,000,000	5,399,265
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl B
6.237%, 02/10/51 (B)(C)	4,549,000	4,361,354
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3
5.209%, 12/11/38	2,000,000	2,003,012
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl AM
5.243%, 12/11/38	3,000,000	3,386,448
Bear Stearns Commercial Mortgage Securities, Ser 2006-T22, Cl AM
5.581%, 04/12/38 (B)	1,000,000	1,126,188
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl AM
5.715%, 06/11/40 (B)	2,000,000	2,326,428
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl AM
5.893%, 06/11/50 (B)	2,000,000	2,353,956
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J
5.889%, 06/11/50 (B)(C)	460,582	12,870
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.741%, 03/15/49 (B)	5,980,000	6,292,963
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
5.741%, 03/15/49 (B)	1,200,000	708,204
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl AJ
5.392%, 07/15/44 (B)	8,000,000	8,616,240
Commercial Mortgage Pass Through Certificates, Ser 2010-C1, Cl C
5.773%, 07/10/46 (B)(C)	1,750,000	2,103,122

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
Commercial Mortgage Trust, Ser 2005-CD1, Cl D
5.218%, 07/15/44 (B)	$750,000	$741,301
Commercial Mortgage Trust, Ser 2012-CR2, Cl C
4.859%, 08/15/45 (B)	1,000,000	1,113,408
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G
6.930%, 02/15/34 (C)	865,000	843,060
Credit Suisse First Boston Mortgage Securities, Ser 2005-C4, Cl AJ
5.190%, 08/15/38 (B)	2,000,000	2,151,954
Credit Suisse Mortgage Capital Certificates, Ser 2006-C1, Cl A3
5.407%, 02/15/39 (B)	457,094	461,956
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.557%, 11/10/46 (B)(C)	1,000,000	1,187,263
FREMF Mortgage Trust, Ser 2011-K15, Cl B
4.932%, 08/25/44 (B)(C)	4,000,000	4,499,312
FREMF Mortgage Trust, Ser 2012-K21
3.939%, 07/25/22	4,000,000	3,933,140
FREMF Mortgage Trust, Ser 2012-K710, Cl C
3.949%, 06/25/47 (B)(C)	2,000,000	2,018,212
FREMF Mortgage Trust, Ser 2012-KF01, Cl C
4.454%, 10/25/44 (B)(C)	4,000,000	4,180,564
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J
5.749%, 03/10/39 (B)(C)	1,000,000	10,000
Impact Funding
6.975%, 07/25/33	87,994	88,410
6.515%, 07/25/33	293,310	331,155
6.315%, 07/25/33	117,323	136,990
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F
5.074%, 01/15/42 (B)(C)	5,000,000	4,432,150
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl E
5.044%, 01/15/42 (B)	5,337,000	5,061,483
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ
5.480%, 05/15/45 (B)	5,000,000	5,412,035
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
6.256%, 02/15/51 (B)(C)	1,000,000	68,535
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AM
6.001%, 02/15/51 (B)	3,000,000	3,481,866
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (B)	5,000,000	5,395,805
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl AJ
5.205%, 04/15/30 (B)	3,750,000	3,990,158
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C
5.350%, 11/15/40 (B)	1,100,000	1,090,496

Description	Face Amount	Value
LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Cl AM
5.378%, 11/15/38	$5,000,000	$5,567,560
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl D
6.440%, 07/15/40 (B)	650,000	406,250
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.214%, 07/15/40 (B)	6,000,000	6,152,916
Merrill Lynch Mortgage Trust, Ser C1, Cl AM
5.850%, 06/12/50 (B)	3,000,000	3,144,033
Morgan Stanley Capital I, Ser 2006-IQ11, Cl A3
5.862%, 10/15/42 (B)	35,826	36,011
Morgan Stanley Capital I, Ser 2006-T23, Cl A3
5.816%, 08/12/41 (B)	1,600,000	1,662,261
Morgan Stanley Capital I, Ser 2007-IQ15, Cl AM
5.889%, 06/11/49 (B)	10,000,000	11,329,780
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (B)	10,000,000	9,894,400
Morgan Stanley Capital I, Ser 2007-T25, Cl B
5.614%, 11/12/49 (B)(C)	1,750,000	1,227,208
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.651%, 06/11/42 (B)(C)	500,000	404,683
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.651%, 06/11/42 (B)	13,000,000	13,636,246
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.254%, 09/15/47 (B)(C)	2,000,000	2,341,624
Morgan Stanley Reremic Trust, Ser 2011-KEYA, Cl 1B
7.000%, 12/19/40 (B)(C)	8,000,000	8,146,416
New York Securitization Trust, Ser 2012-1, Cl A
6.698%, 12/27/47 (B)(C)	7,000,000	7,000,000
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.536%, 05/10/45 (B)(C)	4,000,000	4,604,442
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
4.959%, 08/10/49 (B)(C)	2,000,000	2,211,074
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.503%, 12/10/45 (B)(C)	3,884,000	3,742,366
Velocity Commercial Capital Loan Trust, Ser 2011-1
4.200%, 08/25/40 (B)(C)	3,764,124	3,312,429
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J
5.855%, 12/15/43 (B)(C)	1,414,000	48,910

		179,682,388

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
Non-Agency Residential Mortgage-Backed Obligation — 0.0%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.458%, 02/25/37 (B)	$589,151	$1,119

Total Mortgage-Backed Securities (Cost $383,997,880)		383,786,204

CORPORATE OBLIGATIONS — 23.4%
Consumer Discretionary — 2.7%
Advance Auto Parts
5.750%, 05/01/20	5,000,000	5,582,545
AutoZone
7.125%, 08/01/18	4,000,000	5,009,316
Dillard’s
7.875%, 01/01/23	500,000	579,375
7.750%, 07/15/26	980,000	1,096,375
L Brands
6.625%, 04/01/21	1,000,000	1,148,750
Lorillard Tobacco
8.125%, 06/23/19	5,000,000	6,401,500
Wynn Las Vegas
7.750%, 08/15/20	5,000,000	5,725,000

		25,542,861

Consumer Staples — 1.5%
Kroger
3.400%, 04/15/22	2,000,000	2,111,908
New Albertsons
7.450%, 08/01/29	1,022,000	798,438
SUPERVALU
8.000%, 05/01/16	10,000,000	10,950,000

		13,860,346

Energy — 3.8%
Anadarko Petroleum
8.700%, 03/15/19	5,000,000	6,750,505
Chesapeake Energy
6.625%, 08/15/20	4,500,000	5,090,625
HJ Heinz Finance (C)
7.125%, 08/01/39	100,000	114,000
Nisource Finance
4.450%, 12/01/21	3,000,000	3,352,461
Shell International Finance
4.300%, 09/22/19	5,000,000	5,820,330
Unison Ground Lease Funding (C)
5.850%, 03/15/20	4,000,000	4,000,000
Valero Energy
9.375%, 03/15/19	3,000,000	4,123,140
Williams
7.875%, 09/01/21	5,000,000	6,494,445

		35,745,506

Financials — 9.7%
Aflac
8.500%, 05/15/19	5,000,000	6,788,165
Associates Corp. of North America
6.950%, 11/01/18	5,000,000	6,162,225
Bank of America
5.875%, 01/05/21	5,000,000	6,033,585
Barclays Bank
7.625%, 11/21/22	4,000,000	4,080,000

Description	Face Amount	Value
BioMed Realty‡
6.125%, 04/15/20	$2,000,000	$2,379,060
Farmers Exchange Capital (C)
7.050%, 07/15/28	5,000,000	6,506,550
Ford Motor Credit
5.875%, 08/02/21	4,960,000	5,787,591
Genworth Holdings
7.625%, 09/24/21	12,800,000	16,053,286
Goldman Sachs Group
5.250%, 07/27/21	5,000,000	5,797,305
Jefferies Group
8.500%, 07/15/19	15,000,000	19,043,145
Lloyds TSB Bank
6.375%, 01/21/21	2,000,000	2,504,842
McGraw Hill Financial
5.900%, 11/15/17	5,000,000	5,626,615
Societe Generale MTN (C)
5.200%, 04/15/21	1,000,000	1,139,260
UBS
7.625%, 08/17/22	2,500,000	2,898,860

		90,800,489

Health Care — 0.4%
Express Scripts Holding
4.750%, 11/15/21	3,150,000	3,640,505

Industrials — 0.9%
News America
4.500%, 02/15/21	2,500,000	2,875,415
SABMiller Holdings (C)
3.750%, 01/15/22	3,000,000	3,280,443
Zachry Holdings (C)
7.500%, 02/01/20	2,000,000	2,135,000

		8,290,858

Information Technology — 1.0%
Apple
2.400%, 05/03/23	2,000,000	1,997,340
Hewlett-Packard
4.650%, 12/09/21	5,000,000	5,173,595
Jabil Circuit
8.250%, 03/15/18	2,000,000	2,420,000

		9,590,935

Materials — 0.6%
MeadWestvaco
7.375%, 09/01/19	5,000,000	6,113,750

Sovereign — 0.1%
Dominican Republic International Bond (C)
5.875%, 04/18/24	1,000,000	1,025,000

Telecommunication Services — 2.1%
Crown Castle Towers (C)
6.113%, 01/15/20	2,500,000	3,072,060
GTP Acquisition Partners I (C)
7.628%, 06/15/16	2,250,000	2,451,465
Level 3 Financing
8.125%, 07/01/19	2,750,000	3,031,875
WCP Wireless Site Funding (C)
6.829%, 11/15/15	10,000,000	10,755,730

		19,311,130

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
Utilities — 0.6%
Sabine Pass
7.500%, 11/30/16	$5,000,000	$5,650,000

Total Corporate Obligations (Cost $192,020,215)		219,571,380

U.S. TREASURY OBLIGATIONS — 12.3%
U.S. Treasury Inflationary Protection Security
1.125%, 01/15/21	5,306,600	6,234,427
U.S. Treasury Notes
2.000%, 02/15/22 to 02/15/23	15,000,000	15,503,910
1.750%, 05/15/22	10,000,000	10,178,910
1.625%, 11/15/22	6,000,000	5,991,564
1.375%, 12/31/18 to 01/31/20	32,000,000	32,937,800
1.250%, 01/31/19 to 02/29/20	26,000,000	26,501,714
1.125%, 12/31/19	15,000,000	15,090,240
1.000%, 08/31/19	3,000,000	3,006,798

Total U.S. Treasury Obligations (Cost $112,089,519)		115,445,363

ASSET-BACKED SECURITIES — 9.2%
Automotive — 4.0%
American Credit Acceptance Receivables Trust, Ser 2012-1, Cl D
7.230%, 11/15/18 (C)	4,000,000	4,161,568
American Credit Acceptance Receivables Trust, Ser 2012-2, Cl D
5.910%, 07/15/19 (C)	5,290,000	5,305,177
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl D
5.000%, 12/16/19 (C)	5,000,000	5,007,223
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl D
4.940%, 06/15/20 (C)	4,000,000	4,002,701
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl E
6.530%, 01/08/19 (C)	1,440,000	1,580,237
AmeriCredit Automobile Receivables Trust, Ser 2011-5, Cl E
6.760%, 03/08/19	2,000,000	2,218,498
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl E
5.940%, 07/08/19 (C)	2,000,000	2,164,194
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl C
5.940%, 03/20/17 (C)	3,000,000	3,102,918
Bush Truck Leasing, Ser 2011-AA, Cl C
5.000%, 09/25/18 (C)	1,317,445	1,313,646
CPS Auto Trust, Ser 2011-A, Cl D
10.000%, 04/16/18 (C)	237,314	240,957
CPS Auto Trust, Ser 2012-A, Cl D
8.590%, 06/17/19 (C)	1,801,546	1,801,468
CPS Auto Trust, Ser 2012-C, Cl E
7.500%, 12/16/19 (C)	1,659,999	1,666,838
CPS Auto Trust, Ser 2012-D, Cl E
7.260%, 03/16/20 (C)	550,000	550,993

Description	Face Amount	Value
DT Auto Owner Trust, Ser 2011-3A, Cl D
5.830%, 03/15/18 (C)	$2,000,000	$2,065,717
DT Auto Owner Trust, Ser 2012-1A, Cl D
4.940%, 07/16/18 (C)	1,000,000	1,031,011
SNAAC Auto Receivables Trust, Ser 2012- 1A, Cl D
6.210%, 12/17/18 (C)	1,000,000	1,042,840

		37,255,986

Other Asset-Backed Securities — 5.2%
321 Henderson Receivables I, Ser 2010- 2A, Cl B
7.450%, 01/15/50 (C)	5,400,000	5,837,767
321 Henderson Receivables I, Ser 2012- 1A, Cl B
7.140%, 02/15/67 (C)	1,000,000	1,108,604
321 Henderson Receivables I, Ser 2012- 2A, Cl B
6.770%, 10/17/61 (C)	1,500,000	1,503,716
Brazos Student Finance, Ser 2009-1, Cl B
2.810%, 12/27/39 (B)	15,000,000	11,700,000
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.440%, 11/27/28 (B)	5,000,000	4,057,785
Newstar Trust, Ser 2012-2A, Cl C
4.561%, 01/20/23 (B)(C)	3,000,000	3,086,028
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.199%, 09/20/19 (B)(C)	1,849,408	1,837,135
Sierra Receivables Funding, Ser 2010-2A, Cl B
5.310%, 11/20/25 (C)	961,071	984,551
Sierra Receivables Funding, Ser 2011-1A, Cl C
6.190%, 04/20/26 (C)	3,251,718	3,400,026
Sierra Receivables Funding, Ser 2011-2A, Cl C
8.350%, 05/20/28 (C)	1,841,290	1,962,970
Sierra Receivables Funding, Ser 2011-3A, Cl C
9.310%, 07/20/28 (C)	1,597,651	1,656,470
Silverleaf Finance, Ser 2010-A, Cl C
10.000%, 07/15/22 (C)	1,003,938	1,011,216
Silverleaf Finance, Ser 2010-B, Cl B
8.475%, 05/16/22 (C)	1,615,752	1,613,348
SLM Student Loan Trust, Ser 2012-7, Cl B
2.002%, 09/25/43 (B)	5,000,000	4,856,505
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (C)	3,000,000	3,652,632
Westgate Resorts, Ser 2012-2A, Cl C
9.000%, 01/20/25 (C)	782,114	796,290

		49,065,043

Total Asset-Backed Securities (Cost $81,823,898)		86,321,029

MUNICIPAL BONDS — 6.4%
California State, Build America Bonds, GO Callable 03/01/20 @ 100
7.950%, 03/01/36	3,000,000	3,822,270

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
Dallas-Fort Worth, International Airport Facilities Improvement, Ser 2001-B-1, RB
7.000%, 01/01/16	$5,000,000	$5,215,450
Denton Independent School District, Ser C, GO, PSF-GTD
2.500%, 08/15/21	1,590,000	1,668,673
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/19	5,250,000	5,106,517
Hidalgo County, Build America Bonds, GO Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	599,860
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,681,930
Jefferson County, Ser A, GO
Callable 06/03/13 @ 100
7.700%, 05/15/16	885,000	887,708
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100
6.000%, 07/01/26	1,000,000	1,201,850
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30	12,000,000	14,706,360
Pasadena, Independent School District, GO, PSF-GTD
Callable 02/15/22 @ 100
4.089%, 02/15/30	3,000,000	3,266,880
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/29	5,000,000	5,489,650
San Antonio, Airport System, Ser B, RB, AGM
4.861%, 07/01/18	2,000,000	2,274,060
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,714,864
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100
8.750%, 08/15/27	1,750,000	2,046,608
Texas State, Public Finance Authority Charter School, RB
8.125%, 02/15/27	1,900,000	2,117,094
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,716,130

Total Municipal Bonds (Cost $54,924,082)		60,515,904

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 5.3%
AMMC CLO X, Ser 2012-10A, Cl D
4.810%, 04/11/22 (B)(C)	$4,000,000	$3,976,808
Babson CLO, Ser 2005-3A, Cl E
4.790%, 11/10/19 (B)	1,676,675	1,570,356
Babson CLO, Ser 2012-1A, Cl C
4.300%, 04/15/22 (B)(C)	3,000,000	2,999,943
Benefit Street Partners CLO, Ser 2012-IA, Cl C
4.777%, 10/15/23 (B)(C)	4,000,000	4,031,272
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
5.500%, 02/14/25 (B)(C)	4,500,000	4,303,291
Galaxy CLO, Ser 2012-14A, Cl C1
3.410%, 11/15/24 (B)(C)	2,000,000	2,006,258
Galaxy CLO, Ser 2012-14A, Cl D
4.710%, 11/15/24 (B)(C)	3,000,000	3,011,565
Gramercy Park CLO, Ser 2012-1A, Cl C
4.803%, 07/17/23 (B)(C)	4,000,000	4,022,760
KKR CLO, Ser 2012-1A, Cl C
4.809%, 12/15/24 (B)(C)	5,750,000	5,757,619
MCF CLO, Ser 2013-1A, Cl E
6.050%, 04/20/23 (B)(C)	500,000	464,015
Oak Hill Credit Partners, Ser 2012-6A, Cl D
4.790%, 05/15/23 (B)(C)	2,500,000	2,510,652
Oak Hill Credit Partners, Ser 2012-7A, Cl D
4.289%, 11/20/23 (C)	3,000,000	2,996,319
Race Point CLO, Ser 2012-6A, Cl D
4.788%, 05/24/23 (B)(C)	2,000,000	2,010,406
Symphony CLO VII, Ser 2011-7A, Cl E
3.900%, 07/28/21 (B)(C)	4,000,000	3,757,812
Symphony CLO VII, Ser 2011-7A, Cl D
3.500%, 07/28/21 (B)(C)	5,000,000	4,928,890
Symphony CLO XI, Ser 2013-11A, Cl E
5.512%, 01/17/25 (B)(C)	1,000,000	931,428

Total Collateralized Loan Obligations (Cost $45,673,006)		49,279,394

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
HUD
6.980%, 08/01/14	20,000	20,140
Tennessee Valley Authority
3.875%, 02/15/21	5,000,000	5,812,945

Total U.S. Government Agency Obligations (Cost $4,984,306)		5,833,085

COMMERCIAL PAPER (D) — 0.3%
Apache
0.300%, 05/15/13 (C)	250,000	249,972
Ford
0.511%, 05/02/13	500,000	499,976
Harley-Davidson Financial Services
0.251%, 05/10/13 (C)	250,000	249,982

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount/ Shares	Value
JPMorgan Chase Bank
0.179%, 05/07/13	$209,000	$208,992
Kroger
0.000%, 05/14/13 (C)	250,000	249,974
Marriott International
0.330%, 05/28/13 (C)	250,000	249,944
Noble
0.301%, 05/08/13 (C)	250,000	249,986
Verizon Communications
0.251%, 05/06/13 (C)	250,000	249,990
Weatherford International
0.901%, 05/09/13 (C)	250,000	249,984
Wyndham Worldwide
0.791%, 05/01/13 (C)	250,000	249,997

Total Commercial Paper (Cost $2,708,775)		2,708,797

CASH EQUIVALENT * — 0.6%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $5,741,568)	5,741,568	5,741,568

REPURCHASE AGREEMENTS — 1.1%
Morgan Stanley Open Ended 1.000%, dated 04/30/13, to be repurchased on 12/31/49**, repurchase price $2,000,056 (collateralized by CMO, ABS and corporate obligations, par value $3,699-$18,490,659, 0.000%-6.002%, 06/07/20-06/15/49; with total market value $2,257,766)	2,000,000	2,000,000
Morgan Stanley Open Ended 1.000%, dated 04/30/13, to be repurchased on 12/31/49**, repurchase price $8,000,222 (FNMA and corporate obligations, par value $817,281-$22,374,792, 4.500%- 10.500%, 03/15/19-07/15/42; with total market value $8,387,289)	8,000,000	8,000,000

Total Repurchase Agreements (Cost $10,000,000)		10,000,000

Total Investments — 100.1% (Cost $893,963,249)†		$939,202,724

Percentages	are based on Net Assets of $938,557,546.

*	Rate shown is the 7-day effective yield as of April 30, 2013.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
‡	Real Estate Investment Trust
(A)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on April 30, 2013. The coupon on a step bond changes on a specified date.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2013. (C) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

AESOP – Auto Employee Stock Ownership Plan

AGM – Assured Guarantee Municipal

Cl – Class

CLO – Collateralized Loan Obligation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

HUD – Department of Housing and Urban Development

IO – Interest Only - face amount represents notional amount

MTN – Medium Term Note

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Security

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $893,963,249, and the unrealized appreciation and depreciation were $69,206,258 and $(23,966,783), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage- Backed Securities	$—	$383,786,204	$—	$383,786,204
Corporate Obligations	—	219,571,380	—	219,571,380
U.S. Treasury Obligations	115,445,363	—	—	115,445,363
Asset-Backed Securities	—	86,321,029	—	86,321,029
Municipal Bonds	—	60,515,904	—	60,515,904
Collateralized Loan Obligations	—	49,279,394	—	49,279,394
U.S. Government Agency Obligations	—	5,833,085	—	5,833,085
Commercial Paper	—	2,708,797	—	2,708,797
Cash Equivalent	5,741,568	—	—	5,741,568
Repurchase Agreements	—	10,000,000	—	10,000,000

Total Investments in Securities	$121,186,931	$818,015,793	$—	$939,202,724

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 50.1%
Consumer Discretionary — 6.0%
L Brands
6.625%, 04/01/21	$550,000	$631,812
Neiman Marcus Group
7.125%, 06/01/28	110,000	113,163
Standard Pacific
8.375%, 05/15/18	250,000	297,500
Vanguard Health Holding II
8.000%, 02/01/18	250,000	270,625
Wynn Las Vegas
7.750%, 08/15/20	250,000	286,250

		1,599,350

Energy — 6.7%
Oil States International (A)
5.125%, 01/15/23	750,000	770,625
Unison Ground Lease Funding (A)
5.850%, 03/15/20	1,000,000	1,000,000

		1,770,625

Financials — 25.4%
Barclays Bank
7.625%, 11/21/22	1,250,000	1,275,000
E*TRADE Financial
6.000%, 11/15/17	1,000,000	1,057,500
Genworth Holdings
7.625%, 09/24/21	500,000	627,081
GTP Acquisition Partners I (A)
7.628%, 06/15/16	500,000	544,770
4.704%, 05/15/18	1,000,000	1,000,000
Jefferies Finance (A)
7.375%, 04/01/20	1,000,000	1,040,000
UBS
7.625%, 08/17/22	1,000,000	1,159,544

		6,703,895

Industrials — 9.1%
Del Monte
7.625%, 02/15/19	750,000	799,688
Zachry Holdings (A)
7.500%, 02/01/20	1,500,000	1,601,250

		2,400,938

Telecommunication Services — 2.9%
Intelsat Luxembourg
11.250%, 02/04/17	182,000	193,830
Level 3 Financing
8.125%, 07/01/19	518,000	571,095

		764,925

Total Corporate Obligations (Cost $12,908,006)		13,239,733

COLLATERALIZED LOAN OBLIGATIONS — 22.0%
AMMC CDO, Ser 2013-12A, Cl E
5.281%, 05/10/25 (A)(B)	1,000,000	899,200
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
5.500%, 02/14/25 (A)(B)	1,000,000	956,287
Galaxy XIV CLO, Ser 2012-14A, Cl E
5.690%, 11/15/24 (A)(B)	1,000,000	975,700

Description	Face Amount	Value
JFIN CLO, Ser 2013-1A, Cl D
5.030%, 01/20/25 (A)(B)	$1,000,000	$889,305
KKR CLO, Ser 2012-1A, Cl C
4.809%, 12/15/24 (A)(B)	250,000	250,331
MCF CLO, Ser 2013-1A, Cl E
6.050%, 04/20/23 (A)(B)	1,000,000	928,030
Symphony CLO XI, Ser 2013-11A, Cl E
5.512%, 01/17/25 (A)(B)	1,000,000	931,428

Total Collateralized Loan Obligations (Cost $5,799,556)		5,830,281

MORTGAGE-BACKED SECURITIES — 21.2%
Commercial Mortgage-Backed Obligations — 21.2%
A10 Securitization, Ser 2013-1, Cl D
6.410%, 11/15/25 (A)	340,000	339,954
A10 Securitization, Ser 2013-1, Cl C
4.700%, 11/15/25 (A)	813,000	812,888
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-2, Cl H
5.339%, 07/10/43 (A)(B)	1,000,000	991,083
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.741%, 03/15/49 (B)	250,000	263,084
Commercial Mortgage Trust, Ser 2005- CD1, Cl D
5.218%, 07/15/44 (B)	250,000	247,101
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.687%, 08/25/45 (A)(B)	250,000	235,798
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F
5.074%, 01/15/42 (A)(B)	750,000	664,823
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.214%, 07/15/40 (B)	500,000	512,743
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl AJ
6.153%, 04/15/41 (B)	500,000	525,493
Mortgage Pass Through Certificates, Ser 2001-CIB2, Cl E
6.971%, 04/15/35 (A)(B)	1,000,000	1,018,589

Total Mortgage-Backed Securities (Cost $5,559,842)		5,611,556

ASSET-BACKED SECURITIES — 1.7%
Automotive — 0.9%
CPS Auto Trust, Ser 2012-D, Cl E
7.260%, 03/16/20 (A)	250,000	250,451

Other Asset-Backed Securities — 0.8%
Newstar Trust, Ser 2012-2A, Cl C
4.561%, 01/20/23 (A)(B)	200,000	205,735

Total Asset-Backed Securities (Cost $449,986)		456,186

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount/ Shares	Value
MUNICIPAL BOND — 1.3%
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30 (Cost $326,459)	$275,000	$337,021
CASH EQUIVALENT * — 2.1%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $551,226)	551,226	551,226

Total Investments — 98.4% (Cost $25,595,075)†		$26,026,003

Percentages are based on Net Assets of $26,440,880.

*	Rate shown is the 7-day effective yield as of April 30, 2013.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2013.

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

RB – Revenue Bond

Ser – Series

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $25,595,075, and the unrealized appreciation and depreciation were $476,790 and $(45,862), respectively.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$13,239,733	$—	$13,239,733
Collateralized Loan
Obligations	—	5,830,281	—	5,830,281
Mortgage-Backed
Securities	—	5,611,556	—	5,611,556
Asset-Backed
Securities	—	456,186	—	456,186
Municipal Bond	—	337,021	—	337,021
Cash Equivalent	551,226	—	—	551,226

Total Investments in Securities	$551,226	$25,474,777	$—	$26,026,003

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 99.1%
Alaska — 0.5%
Anchorage, Ser D, GO, NATL-RE
Callable 06/01/15 @ 100
5.000%, 06/01/18	$1,000,000	$1,086,580

Arizona — 1.0%
Maricopa County Unified School District No. 41 Gilbert, GO
4.000%, 07/01/19	1,000,000	1,144,680
Pima County, Street and Highway Revenue, RB
3.000%, 07/01/19	1,190,000	1,299,789

		2,444,469

Arkansas — 0.1%
University of Arkansas, RB
3.000%, 11/01/18	300,000	328,629

California — 3.1%
Golden State Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,136,500
San Francisco City & County, Unified School District, Proposition A-Election 2003, Ser C, GO, NATL-RE
Callable 06/15/16 @ 100
4.000%, 06/15/18	1,500,000	1,647,930
State of California, GO
5.000%, 04/01/18	3,200,000	3,803,456
4.000%, 09/01/18	600,000	689,790

		7,277,676

Colorado — 3.0%
Adams County, School District No. 14, GO, FSA (A)
Pre-Refunded @ 100
5.125%, 12/01/31	1,000,000	1,162,250
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO
4.000%, 12/01/18	2,000,000	2,319,980
Denver, City & County Board of Water Commission, Ser A, RB, AGM (A) Pre-Refunded @ 100
4.750%, 12/01/17	1,570,000	1,575,605
Highlands Ranch, Metropolitan District No. 2, GO, NATL-RE FGIC
Callable 06/15/15 @ 100
4.100%, 06/15/18	1,000,000	1,073,720
Pueblo County, School District No. 60, GO
3.000%, 12/15/13	1,000,000	1,017,250

		7,148,805

District of Columbia — 1.3%
District of Columbia, RB
4.000%, 10/01/20	305,000	322,010
4.000%, 10/01/22	895,000	926,960
District of Columbia, Ser A, GO, FGIC
Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,915,235

		3,164,205

Description	Face Amount	Value
Florida — 2.4%
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101
4.375%, 07/01/30	$2,000,000	$2,192,120
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, GNMA, FNMA, FHLMC
Callable 01/01/20 @ 100
5.000%, 07/01/28	1,620,000	1,743,800
Orlando, Capital Improvement Project, Ser A, RB
3.000%, 04/01/18	1,750,000	1,885,887

		5,821,807

Georgia — 0.9%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO
Callable 12/01/15 @ 100
5.000%, 12/01/18	1,000,000	1,097,500
Georgia State, Ser D, GO
Callable 12/01/13 @ 100
4.000%, 12/01/14	1,000,000	1,021,930

		2,119,430

Illinois — 4.1%
Chicago, O’Hare International Airport, Ser B, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	1,000,000	1,155,860
Illinois State, Ser A, GO
3.000%, 01/01/18	2,000,000	2,107,740
Lake County, Community Unit School District No. 116-Round Lake, School Building Project, GO, XLCA
Callable 01/15/15 @ 100
5.250%, 01/15/24	1,000,000	1,047,330
Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,130,000	2,565,990
State of Illinois, GO, AGM, FGIC
Callable 10/01/17 @ 100
5.000%, 04/01/19	1,000,000	1,129,660
State of Illinois, GO, AMBAC
Callable 04/01/15 @ 100
5.000%, 04/01/16	1,495,000	1,600,831

		9,607,411

Indiana — 1.1%
Fairfield, School Building, RB, NATL-RE FGIC (A)
Pre-Refunded @ 100
5.000%, 01/15/14	1,115,000	1,152,096
Franklin Township, School Building, RB, AMBAC
Callable 01/15/17 @ 100
5.000%, 01/15/29	1,300,000	1,396,018

		2,548,114

Iowa — 2.7%
Cedar Rapids, Ser A, GO
Callable 06/01/15 @ 100
4.000%, 06/01/19	1,200,000	1,273,332
City of Coralville Iowa, Ser D, COP
5.250%, 06/01/16	500,000	532,980

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
Coralville, Urban Renewal Project, Ser D- 1, RB
3.000%, 06/01/14	$1,200,000	$1,208,628
Coralville, Urban Renewal Tax Increment, Ser C, TA
Callable 06/01/17 @ 100
5.000%, 06/01/18	1,125,000	1,219,275
County of Hardin Iowa, GO
2.500%, 06/01/17	680,000	710,097
2.500%, 06/01/18	785,000	824,415
2.500%, 06/01/19	925,000	973,026

		6,741,753

Louisiana — 0.4%
St. Tammany, Parishwide School District No. 12, GO, NATL-RE (A)
Pre-Refunded @ 100
4.000%, 03/01/16	1,000,000	1,066,820

Maryland — 1.0%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO
Callable 04/01/18 @ 100
4.700%, 04/01/36	1,000,000	1,094,280
Maryland State, State Local Facilities, Ser A, GO
Callable 03/01/17 @ 100
4.000%, 03/01/23	1,000,000	1,089,920

		2,184,200

Massachusetts — 0.4%
Massachusetts State, Consolidated Loan, Ser A, GO (A)
Pre-Refunded @ 100
5.000%, 08/01/14	1,000,000	1,057,300

Michigan — 1.7%
Howell, Public Schools, School Building & Site Project, GO (A)
Pre-Refunded @ 100
5.000%, 05/01/17	1,000,000	1,023,660
Michigan State, Building Authority, Revenue Refunding Facilities Program, Ser I, RB, AGM
Callable 10/15/13 @ 100
5.250%, 10/15/15	2,000,000	2,045,320
Taylor Tax Increment Finance Authority, Ser A, TA, AGM
3.000%, 05/01/19	1,025,000	1,063,796

		4,132,776

Minnesota — 0.6%
Minnesota Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100
2.600%, 09/01/42	1,463,531	1,482,030

Mississippi — 1.1%
Mississippi State, Development Bank, Rankin County Public Improvement Project, RB, AMBAC
3.500%, 07/01/14	1,150,000	1,186,616

Description	Face Amount	Value
Mississippi State, Ser S, COP
Callable 04/15/14 @ 100
1.250%, 04/15/16	$800,000	$800,296
1.000%, 04/15/15	725,000	725,341

		2,712,253

Nevada — 0.4%
Clark County, School District, Ser A, GO, AGM
Callable 06/15/14 @ 100
4.000%, 06/15/17	1,000,000	1,038,240

New Jersey — 0.2%
Atlantic County, State Aid County College, GO
3.375%, 01/15/15	565,000	591,871

New Mexico — 0.5%
Bernalillo County, Ser A, GO
Callable 08/01/17 @ 100
4.000%, 08/01/19	300,000	336,906
New Mexico State, Severance Tax, Ser A- 1, RB
Callable 07/01/17 @ 100
2.750%, 07/01/20	1,000,000	1,052,710

		1,389,616

New York — 2.7%
City of New York New York, GO, NATL-RE
Callable 08/01/15 @ 100
3.800%, 08/01/18	600,000	658,764
City of New York New York, GO, NATL-RE (A)
Pre-Refunded @ 100
3.800%, 08/01/15	400,000	442,116
New York State Dormitory Authority, RB
4.000%, 09/01/15	1,335,000	1,405,395
New York State, Dormitory Authority, State Education Project, Ser D, RB
4.000%, 03/15/16	1,000,000	1,099,790
New York State, Thruway Authority, Ser H, RB, NATL-RE
4.000%, 01/01/18	1,000,000	1,126,550
Suffolk County, Public Improvement Project, Ser B, GO, NATL-RE
Callable 11/01/15 @ 100
4.375%, 11/01/18	1,400,000	1,489,670

		6,222,285

Ohio — 1.4%
State of Ohio, RB
1.500%, 08/01/18	1,000,000	1,016,220
State of Ohio, Ser A, GO
3.000%, 02/01/19	2,190,000	2,422,271

		3,438,491

Oklahoma — 0.4%
Central Oklahoma, Transportation & Parking Authority, Parking System Project, RB, AMBAC (A)
Pre-Refunded @ 100
5.000%, 07/01/13	1,035,000	1,042,980

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
Oregon — 0.5%
Oregon State, Board of Higher Education Project, Ser B, GO
Callable 08/01/17 @ 100
4.500%, 08/01/32	$1,000,000	$1,086,340

Puerto Rico — 1.1%
Commonwealth of Puerto Rico, Ser A, GO
5.500%, 07/01/18	1,825,000	1,960,214
Puerto Rico Commonwealth, Government Development, Ser Senior B, RB
5.000%, 12/01/14	750,000	785,243

		2,745,457

Tennessee — 3.2%
Memphis, Ser A, GO
2.000%, 04/01/19	2,000,000	2,064,380
Memphis-Shelby County Sports Authority, Ser A, RB
Callable 11/01/19 @ 100
5.000%, 11/01/22	1,800,000	2,128,554
Montgomery County, GO, NATL-RE FGIC
Callable 05/01/14 @ 102
4.750%, 05/01/16	2,000,000	2,127,780
Tennessee Housing Development Agency, RB
Callable 01/01/22 @ 100
2.750%, 01/01/24	500,000	507,330
2.750%, 07/01/24	350,000	350,263
Tennessee Housing Development Agency, Ser 2B, RB
2.350%, 01/01/21	400,000	403,920

		7,582,227

Texas — 55.2%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,200,600
Andrews County Hospital District, GO
2.750%, 03/15/20	1,250,000	1,286,325
Andrews County Hospital District, GO, AGM
2.500%, 03/15/19	1,215,000	1,253,904
Arlington, Special Tax Revenue, RB
Callable 02/15/19 @ 100
5.000%, 08/15/28	250,000	275,100
Austin, Hotel Occupancy Tax, RB, AGM
Callable 11/15/13 @ 100
5.000%, 11/15/15	1,505,000	1,533,685
Austin, Independent School District, GO
Callable 08/01/19 @ 100
4.125%, 08/01/21	1,000,000	1,124,760
Austin, Public Improvement Project, Ser 2005, GO, NATL-RE
Callable 03/01/15 @ 100
5.000%, 09/01/16	500,000	542,800
Austin, Water & Wastewater System, RB (B)(C)
Callable 05/03/13 @ 100
0.210%, 05/15/31	3,300,000	3,300,000
Austin, Water & Wastewater System, Ser A, RB, AMBAC
5.000%, 11/15/19	1,000,000	1,233,850

Description	Face Amount	Value
Bastrop, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/19 @ 100
5.250%, 02/15/32	$500,000	$563,195
5.000%, 02/15/34	1,000,000	1,108,220
Beaumont, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/33	500,000	559,615
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	385,000	449,568
Carrollton, Farmers Branch Independent School District, GO, PSF-GTD
Callable 02/15/14 @ 100
5.000%, 02/15/17	1,000,000	1,036,580
City of Plano Texas, GO
Callable 09/01/15 @ 100
4.100%, 09/01/19	730,000	782,283
City of Plano Texas, GO (A)
Pre-Refunded @ 100
4.100%, 09/01/15	270,000	293,649
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21	500,000	567,910
College Station, GO
Callable 02/15/18 @ 100
4.500%, 02/15/27	1,730,000	1,970,124
4.000%, 02/15/19	1,000,000	1,130,760
College Station, GO (A)
Pre-Refunded @ 100
4.500%, 02/15/27	160,000	191,389
Conroe Industrial Development, RB, AGM
4.000%, 09/01/18	300,000	337,443
Conroe, Independent School District, GO, PSF-GTD
3.000%, 02/15/19	500,000	553,085
Corpus Christi, GO
4.000%, 03/01/19	1,010,000	1,159,500
County of Bexar Texas, GO
3.000%, 06/15/22	2,000,000	2,199,160
Dallas County, Schools Public Property Finance, GO
3.000%, 06/01/19	940,000	1,025,032
Dallas, GO
Callable 02/15/18 @ 100
5.000%, 02/15/25	1,000,000	1,156,440
Dallas, GO, NATL-RE
Callable 02/15/17 @ 100
4.250%, 02/15/22	845,000	935,069
Dallas, Ser B, RB
5.000%, 11/01/19	1,295,000	1,563,790
Denton County, GO
3.000%, 04/15/18	985,000	1,084,416
Denton, Independent School District, GO
Callable 08/15/19 @ 100
5.000%, 08/15/27	1,000,000	1,122,850
Ector County, Hospital District, Ser A, RB
4.000%, 09/15/14	1,260,000	1,295,167
El Paso, GO
Callable 08/15/19 @ 100
5.500%, 08/15/34	1,000,000	1,168,330

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
Elkhart, Independent School District, School Building Project, GO
Callable 08/15/19 @ 100
4.625%, 08/15/30	$665,000	$743,802
Forney, Independent School District, School Building Project, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/38	1,000,000	1,103,910
Fort Bend County, Municipal Utility District No. 25, GO
Callable 10/01/16 @ 100
5.600%, 10/01/36	1,000,000	1,064,290
Frisco, GO
3.000%, 02/15/19	1,685,000	1,859,903
Frisco, Independent School District, School Building Project, Ser A, GO, PSF- GTD
Callable 08/15/17 @ 100
5.000%, 08/15/27	500,000	571,210
Galveston County, GO
3.000%, 02/01/19	600,000	653,148
Garland Independent School District, Ser A, GO, PSF-GTD
Callable 08/15/13 @ 100
3.000%, 02/15/19	350,000	352,765
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/32	1,000,000	1,111,460
Greenville, Electric Utility System, RB
Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,155,360
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	1,144,170
Houston, Ser A, GO
4.000%, 03/01/18	3,800,000	4,341,728
Hurst, Waterworks and Sewer System, GO
Callable 08/15/18 @ 100
5.000%, 08/15/36	1,000,000	1,145,350
Irving, Hotel Occupancy Project, GO
Callable 02/15/19 @ 100
5.000%, 08/15/39	1,000,000	1,124,060
Irving, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/28	500,000	564,710
Jefferson County, GO
3.000%, 08/01/18	1,500,000	1,632,030
Kaufman County, GO, AGM
3.000%, 02/15/22	1,670,000	1,724,776
Klein, Independent School District, Schoolhouse Project, GO
Callable 08/01/19 @ 100
5.000%, 08/01/34	855,000	962,559
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,722,575

Description	Face Amount	Value
Lubbock, GO, NATL-RE
Callable 02/15/14 @ 100
5.000%, 02/15/16	$145,000	$150,117
Lubbock, GO, NATL-RE (A) Pre-Refunded @ 100
5.000%, 02/15/14	855,000	886,832
Mauriceville, Municipal Utility District, GO, AGM
2.000%, 11/15/14	1,110,000	1,119,901
Mesquite, Independent School District No. 1, School Building Project, GO
Callable 08/15/19 @ 100
4.375%, 08/15/26	560,000	628,998
Navarro County, Junior College District, RB, AGM
3.000%, 05/15/19	550,000	580,789
2.250%, 05/15/18	880,000	902,818
North Harris County Regional Water Authority, RB
3.000%, 12/15/20	2,015,000	2,202,879
North Texas, Tollway Authority, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,000,000	1,130,360
North Texas, Tollway Authority, Ser C, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	1,250,000	1,471,512
Northside Independent School District, GO, PSF-GTD (C)
0.000%, 06/01/33	4,000,000	4,005,880
Nueces County, GO, AMBAC (A)
Pre-Refunded @ 100
5.000%, 02/15/15	1,000,000	1,037,230
Olmos Park Higher Education Facilities, RB
2.000%, 12/01/18	3,000,000	3,058,950
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/01/18 @ 100
5.000%, 02/01/33	1,000,000	1,130,270
Pleasant Grove, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.250%, 02/15/32	1,000,000	1,127,950
Polk County, GO, AGM
3.000%, 08/15/19	1,150,000	1,240,148
Port Arthur, Independent School District, School Building Project, GO
Callable 02/15/19 @ 100
4.750%, 02/15/39	1,000,000	1,075,180
Red River, Educational Finance Authority, Hockaday School Project, RB
Callable 05/15/15 @ 100
4.000%, 05/15/16	1,000,000	1,063,360
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,173,660
Royal, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
4.500%, 02/15/28	400,000	430,944

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
San Angelo, Independent School District, School Building Project, Ser A, GO
Callable 02/15/19 @ 100
5.250%, 02/15/34	$1,000,000	$1,174,840
San Antonio, Electric & Gas Revenue, RB
Callable 02/01/15 @ 100
5.000%, 02/01/18	1,000,000	1,078,780
San Antonio, Hotel Occupancy Project, Sub-Ser, RB, AGM (A)
Pre-Refunded @ 100
4.500%, 08/15/13	1,000,000	1,012,140
San Antonio, Refunding & Improvement Project, Ser A, RB, AGM
2.500%, 07/01/16	570,000	598,722
2.000%, 07/01/15	400,000	411,392
San Antonio, Water Revenue, RB
Callable 11/15/18 @ 100
5.375%, 05/15/39	500,000	584,265
San Antonio, Water Revenue, Ser A, RB
2.000%, 05/15/14	1,385,000	1,409,999
San Antonio, Water System, RB
4.000%, 05/15/19	500,000	583,465
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.000%, 02/15/33	1,000,000	1,131,290
San Jacinto, Community College District, GO
3.000%, 02/15/19	1,795,000	1,945,672
San Marcos, Tax & Toll Revenue, GO, AGM
Callable 08/15/17 @ 100
5.125%, 08/15/28	500,000	571,780
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF- GTD
Callable 02/01/17 @ 100
5.250%, 02/01/38	1,000,000	1,126,290
Spring, Independent School District, GO, PSF-GTD
Callable 02/15/14 @ 100
5.000%, 02/15/17	1,000,000	1,037,630
Texas A&M University, Permanent University Fund, RB
3.000%, 07/01/15	1,510,000	1,591,374
Texas A&M University, Permanent University Fund, RB
Callable 07/01/21 @ 100
4.000%, 07/01/22	1,850,000	2,151,495
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,219,620
Texas City, Industrial Development, Arco Pipe Line Company Project, RB
7.375%, 10/01/20	500,000	696,785
Texas State, College Student Loan, GO
Callable 08/01/20 @ 100
5.000%, 08/01/21	1,000,000	1,267,650
4.625%, 08/01/30	1,200,000	1,334,064

Description	Face Amount	Value
Texas State, Department of Housing & Community Affairs, Ser B, RB, FNMA, GNMA, FHLMC
Callable 01/01/21 @ 100
4.050%, 07/01/26	$1,000,000	$1,065,010
Texas State, Public Finance Authority Charter Education, Cosmos Foundation, Ser A, RB
Callable 02/15/20 @ 100
6.000%, 02/15/30	750,000	897,353
Texas State, Public Finance Authority Charter Education, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,152,393
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,727,294
5.375%, 05/01/20	1,365,000	1,597,255
Texas State, Southmost College District, GO, AMBAC
Callable 02/15/15 @ 100
5.000%, 02/15/22	1,000,000	1,069,770
Texas State, Transportation Commission Mobility Fund, GO
Callable 04/01/18 @ 100
5.000%, 04/01/28	3,000,000	3,506,160
Texas State, Water Financial Assistance, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,382,453
Titus County, Pass Through Toll Project, Ser A, GO
4.000%, 03/01/18	555,000	613,103
Titus County, Pass Through Toll Project, Ser B, GO
4.000%, 03/01/18	1,185,000	1,309,058
Tomball, Hospital Authority, RB (D)
5.000%, 07/01/13	730,000	735,628
Travis County, GO
2.000%, 03/01/18	645,000	677,818
Tyler, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/27	500,000	592,920
University of North Texas, Financing System Project, RB
Callable 04/15/18 @ 100
5.000%, 04/15/28	500,000	574,165
University of North Texas, RB
3.000%, 04/15/18	1,000,000	1,099,910
Upper Trinity Regional Water District, RB, AGM
3.000%, 08/01/19	250,000	266,268
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB, NATL-RE FHA (A)
Pre-Refunded @ 100
5.000%, 02/01/18	1,000,000	1,141,160

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
Waller, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.500%, 02/15/33	$1,000,000	$1,156,400
Webster, Economic Development Sales Tax Authority, Refunding & Improvement Project, RB, AGM
4.125%, 09/15/13	1,075,000	1,088,567
West Harris County, Regional Water Authority, RB, AMBAC
4.500%, 12/15/13	1,315,000	1,348,835
Williamson County, GO
3.000%, 02/15/19	1,800,000	1,988,982
Wylie, GO
Callable 02/15/18 @ 100
5.000%, 02/15/28	1,000,000	1,094,990
Ysleta, Independent School District, School Building Project, GO, PSF-GTD
5.000%, 08/15/14	1,000,000	1,060,550

		132,473,478

Utah — 1.7%
Jordan, School District, School Building Project, Ser A, GO, SCH BD GTY
Callable 12/15/13 @ 100
4.000%, 06/15/16	1,000,000	1,019,510
Salt Lake City, School District, GO, SCH BD GTY
Callable 03/01/15 @ 100
4.000%, 03/01/17	1,000,000	1,058,690
Utah State, Building Ownership Authority, RB (A)
Pre-Refunded @ 100
5.000%, 05/15/14	1,000,000	1,049,101
Washington County, School District, GO, SCH BD GTY
4.000%, 03/01/14	1,225,000	1,263,379

		4,390,680

Virginia — 3.8%
Alexandria, Ser B, GO
4.000%, 06/15/14	1,000,000	1,041,900
Fairfax County, Sewer Authority, RB
Callable 07/15/19 @ 100
4.000%, 07/15/25	1,500,000	1,670,370
Virginia Commonwealth, Transportation Board, RB
4.000%, 03/15/19	2,000,000	2,308,940
Virginia Housing Development Authority, Ser A, RB
Callable 01/01/22 @ 100
2.100%, 07/01/22	895,000	886,131
Virginia Housing Development Authority, Sub-Ser C-3, RB
2.150%, 04/01/21	3,000,000	3,019,590

		8,926,931

Washington — 1.3%
King County, Renton School District No. 403, GO, AGM (A)
Pre-Refunded @ 100
4.125%, 12/01/13	1,000,000	1,022,770

Description	Face Amount/ Shares	Value
King County, Sewer Authority, Ser B, RB, NATL-RE
Callable 01/01/14 @ 100
5.000%, 01/01/15	$1,090,000	$1,123,212
Washington State, Ser R-C, GO, NATL-RE
Callable 01/01/14 @ 100
4.500%, 01/01/17	1,000,000	1,027,380

		3,173,362

Wisconsin — 1.3%
Wisconsin State, Ser 2, GO, NATL-RE
Callable 05/01/14 @ 100
5.000%, 05/01/17	1,000,000	1,046,330
Wisconsin State, Ser B, GO
Callable 05/01/21 @ 100
4.500%, 05/01/31	2,000,000	2,243,540

		3,289,870

Total Municipal Bonds (Cost $225,427,930)		238,316,086

REPURCHASE AGREEMENT — 0.8%
Morgan Stanley Open Ended 0.154%, dated 04/30/13, to be repurchased on 09/09/49**,repurchase price $2,000,009 (collateralized by municipal bonds, par value $556-$75,000, 0.000%-7.000%, 06/15/13-03/01/46; with a total market value $2,100,000) (Cost $2,000,000)	2,000,000	2,000,000

CASH EQUIVALENTS* — 1.0%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $2,273,955)	2,273,955	2,273,955

Total Investments — 100.9% (Cost $229,701,885)†		$242,590,041

Percentages are based on Net Assets of $240,406,576.

*	Rate shown is the 7-day effective yield as of April 30, 2013.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Securities are held in connection with a letter of credit issued by a major bank.
(C)	Variable Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2013.
(D)	Security is escrowed to maturity.

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

AMBAC – American Municipal Bond Assurance Corporation

AGM – Assured Guarantee Municipal

COP – Certificate of Participation

FGIC – Financial Guaranty Insurance Company

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assistance

GNMA – Government National Mortgage Association

GO – General Obligation

NATL-RE – National Public Finance Guarantee Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

SCH BD GTY – School Board Guaranty

Ser – Series

TA – Tax Allocation

XLCA – XL Capital Assurance

†	At April 30, 2013, the tax basis of the Fund’s investments was $229,701,885, and the unrealized appreciation and depreciation were $13,008,872 and $(120,716), respectively.

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$238,316,086	$—	$238,316,086
Cash Equivalent	2,273,955	—	—	2,273,955
Repurchase Agreement	—	2,000,000	—	2,000,000

Total Investments in Securities	$2,273,955	$240,316,086	$—	$242,590,041

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 86.6%
Arizona — 3.2%
Mesa, GO
2.000%, 07/01/16	$2,000,000	$2,073,480

California — 0.4%
San Francisco, City & County Airports Commission, Ser C, RB
5.000%, 05/01/15	250,000	272,665

Connecticut — 3.1%
Monroe, Ser A, GO
2.000%, 12/15/15	700,000	726,516
New Haven, GO, AMBAC
Callable 11/01/16 @ 100
5.000%, 11/01/17	1,165,000	1,312,221

		2,038,737

Iowa — 1.3%
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB
2.000%, 07/01/17	780,000	813,329

Kentucky — 1.7%
Fayette County, School District Finance, Ser B, RB
2.000%, 07/01/16	1,080,000	1,123,816

Maryland — 0.8%
Maryland Economic Development, RB
3.000%, 07/01/15	250,000	256,650
3.000%, 07/01/16	250,000	258,318

		514,968

Massachusetts — 5.5%
Fall River, GO
2.000%, 03/01/17	2,000,000	2,058,920
Massachusetts Bay Transportation Authority, RB (A)
Callable 09/01/13 @ 100
0.200%, 03/01/30	1,500,000	1,500,000

		3,558,920

Michigan — 1.6%
Michigan State, Municipal Bond Authority, Clean Water Revolving Fund, RB
3.000%, 10/01/15	1,000,000	1,061,080

Missouri — 2.2%
Saint Louis Municipal Finance, City Justice Center Project, RB
5.000%, 02/15/17	1,275,000	1,430,499

New Jersey — 1.6%
Camden County, Improvement Authority, Guarantee Loan Capital Program, RB
3.800%, 01/15/15	1,000,000	1,053,510

Description	Face Amount	Value
New Mexico — 4.8%
New Mexico State, Severance Tax, Ser A-2, RB
4.000%, 07/01/14	$3,000,000	$3,130,350

North Carolina — 1.6%
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
3.000%, 01/01/14	1,000,000	1,017,080

Oklahoma — 3.2%
Cleveland County, Independent School District No. 29 Norman, GO
1.500%, 03/01/17	2,000,000	2,060,320

Oregon — 0.8%
Oregon State, GO (A)
Callable 05/08/13 @ 100
0.210%, 06/01/40	500,000	500,000

Texas — 50.7%
Alamo, Community College District, Ser A, RB
2.000%, 11/01/17	2,000,000	2,082,300
Arlington, Independent School District, School Building Project, Ser A, GO, PSF- GTD
5.000%, 02/15/15	500,000	541,670
Austin, Hotel Occupancy Tax, RB, AGM
Callable 11/15/13 @ 100
5.000%, 11/15/15	1,000,000	1,019,060
Austin, Public Property Finance, GO
1.000%, 11/01/15	1,000,000	1,011,630
Austin, Water & Wastewater System, RB (A)(B)
Callable 05/03/13 @ 100
0.210%, 05/15/31	3,000,000	3,000,000
Bexar County, Hospital District, GO
3.625%, 02/15/14	500,000	512,120
Brazosport, Independent School District, GO, PSF-GTD
2.000%, 02/15/15	1,800,000	1,854,054
Brownsville, Public Improvement & Refunding Project, GO, AGM
4.000%, 02/15/15	500,000	529,465
Clifton Higher Education Finance, Ser A, RB
1.800%, 12/01/14	250,000	250,465
Dallas Area, Rapid Transit, Ser A, RB
3.500%, 12/01/15	250,000	269,050
Dallas County Schools, Public Property Finance, GO
2.000%, 06/01/17	1,000,000	1,040,260
Dallas County Schools, RB
2.500%, 12/01/15	825,000	829,504
2.250%, 12/01/14	800,000	803,632
2.000%, 12/01/13	600,000	601,092
Fort Bend County, District No. 11, Levee Improvement Project, GO
3.500%, 03/01/14	500,000	510,440

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND APRIL 30, 2013 (Unaudited)

Description	Face Amount	Value
Frisco, Independent School District, Ser A, GO
2.500%, 08/15/14	$1,000,000	$1,024,900
Greenville, Electric Utility System, RB
4.000%, 02/15/14	420,000	431,743
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
4.000%, 10/01/16	1,000,000	1,101,770
Humble, Independent School District, School Building Project, GO, PSF-GTD
2.900%, 06/15/15	1,000,000	1,051,330
Katy, Independent School District, School Building Project, Ser C, GO, PSF-GTD
3.300%, 02/15/15	325,000	342,267
Keller, GO
3.000%, 02/15/16	900,000	953,874
La Porte, Independent School District, Schoolhouse Project, GO
3.000%, 02/15/16	500,000	531,925
Lake Travis, Independent School District, School Building Project, GO, PSF-GTD
4.000%, 02/15/16	500,000	548,160
Lewisville, Independent School District, School Building Project, GO, PSF-GTD
4.000%, 08/15/15	500,000	540,510
Lewisville, Waterworks and Sewer System, RB
3.000%, 02/15/15	560,000	586,768
Lower Colorado River Authority, RB
3.250%, 05/15/14	430,000	443,167
Midland, GO
2.000%, 03/01/16	1,155,000	1,201,593
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD
4.000%, 02/01/14	500,000	514,050
Rockwall, Independent School District, School Building Project, GO, PSF-GTD (A)
Callable 06/03/13 @ 100
0.260%, 08/01/37	1,500,000	1,500,000
San Antonio, Airport System, Refunding & Improvement Project, Ser A, RB, AGM
2.000%, 07/01/14	540,000	550,633
San Antonio, Water System, RB
4.000%, 05/15/16	345,000	380,756
Texas State, College Student Loan Program, GO
4.000%, 08/01/15	1,000,000	1,081,290
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.250%, 05/01/19	1,300,000	1,497,873
Texas State, Water Financial Assistance Program, GO
3.000%, 08/01/16	1,885,000	2,035,116
University of Texas, Financing System, Ser A, RB
2.000%, 08/15/16	500,000	524,060

Description	Face Amount/ Shares	Value
Upper Trinity Regional Water District, RB, AGM
4.000%, 08/01/17	$250,000	$276,690
Williamson County, Pass-Through Toll, GO
3.000%, 02/15/15	1,000,000	1,047,620

		33,020,837

Virginia — 4.1%
Norfolk, Capital Improvement, Ser A, GO
2.500%, 11/01/14	545,000	562,865
Virginia Commonwealth, Transportation Board, RB
2.000%, 03/15/17	2,000,000	2,091,980

		2,654,845

Total Municipal Bonds (Cost $55,175,009)		56,324,436

REPURCHASE AGREEMENT — 3.1%
Morgan Stanley Open Ended 0.500%, dated 04/30/13, to be repurchased on 05/24/13**,repurchase price $2,000,028 (collateralized by municipal bonds, par value $711-$50,000, 0.000%-8.410%, 07/01/13-03/04/47; with a total market value $2,100,001) (Cost $2,000,000)	2,000,000	2,000,000

CASH EQUIVALENTS * — 4.2%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $2,736,713)	2,736,713	2,736,713

Total Investments — 93.9% (Cost $59,911,722)†		$61,061,149

Percentages are based on Net Assets of $64,995,499.

*	Rate shown is the 7-day effective yield as of April 30, 2013
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Variable Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2013.
(B)	Securities are held in connection with a letter of credit issued by a major bank.

AGM – Assured Guarantee Municipal

AMBAC – American Municipal Bond Assurance Corporation

GO – General Obligation

PSF-GTD – Texas Public School Funding Guarantee

RB – Revenue Bond

Ser – Series

†	At April 30, 2013, the tax basis of the Fund’s investments was $59,911,722, and the unrealized appreciation and depreciation were $1,150,752 and $(1,325), respectively.

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST LOW DURATION MUNICIPAL BOND FUND APRIL 30, 2013 (Unaudited)

The following is a summary of the inputs used as of April 30, 2013 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$56,324,436	$—	$56,324,436
Cash Equivalent	2,736,713	—	—	2,736,713
Repurchase Agreement	—	2,000,000	—	2,000,000

Total Investments in Securities	$2,736,713	$58,324,436	$—	$61,061,149

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER TREASURY AND INCOME FUND
APRIL 30, 2013 (Unaudited)

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 61.1%
U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$1,238,440	$1,961,718
2.625%, 07/15/17	435,633	517,015
2.500%, 07/15/16 to 01/15/29	2,170,914	2,778,907
2.375%, 01/15/25	1,236,265	1,663,512
2.125%, 02/15/40	1,094,263	1,592,155
2.000%, 07/15/14	863,169	900,433
1.875%, 07/15/13	529,503	532,422
1.750%, 01/15/28	1,759,361	2,273,215
1.625%, 01/15/15	776,736	816,220
1.375%, 07/15/18 to 01/15/20	3,076,510	3,608,642

Total U.S. Treasury Obligations (Cost $13,185,318)		16,644,239

CASH EQUIVALENT * — 38.7%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 0.000% (Cost $10,539,648)	10,539,648	10,539,648

Total Investments — 99.8% (Cost $23,724,966)†		$27,183,887

Percentages are based on Net Assets of $27,227,642.

*	Rate shown is the 7-day effective yield as of April 30, 2013.
†	At April 30, 2013, the tax basis cost of the Fund’s investments was $23,724,966, and the unrealized appreciation and depreciation were $3,458,921 and $(0), respectively.

As of April 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK — 95.7%
Consumer Discretionary — 18.0%
Discovery Communications, Cl A*	6,695	$527,700
LKQ*	25,700	618,856
Mohawk Industries*	4,400	487,872
Polaris Industries	7,525	648,580
Sirius XM Radio	211,210	686,433
Tiffany	8,380	617,438
Whirlpool	7,005	800,531
Wynn Resorts	4,200	576,660

		4,964,070

Consumer Staples — 9.4%
Church & Dwight	10,430	666,373
Green Mountain Coffee Roasters*	12,540	719,796
McCormick	8,340	599,979
Monster Beverage*	10,820	610,248

		2,596,396

Energy — 6.7%
Cabot Oil & Gas	5,565	378,698
Continental Resources*	6,965	556,643
Gulfport Energy*	8,130	424,304
Halcon Resources*	74,070	484,418

		1,844,063

Financials — 16.7%
Affiliated Managers Group*	5,365	835,223
Comerica	20,195	732,069
Jones Lang LaSalle*	6,350	628,777
Lincoln National	17,480	594,495
Realogy Holdings*	13,690	657,120
Weyerhaeuser‡	20,030	611,115
Zions Bancorporation	22,600	556,412

		4,615,211

Health Care — 11.5%
Catamaran*	11,060	638,494
Covance*	6,590	491,350
DaVita HealthCare Partners*	5,460	647,829
Henry Schein*	8,405	759,812
Zimmer Holdings	8,350	638,358

		3,175,843

Industrials — 15.3%
AMETEK	16,502	671,796
B/E Aerospace*	10,150	636,811
Kansas City Southern	5,075	553,530
Middleby*	3,665	548,211
Roper Industries	4,370	522,871
Valmont Industries	4,530	660,157
Wabtec	5,945	623,868

		4,217,244

Information Technology — 9.2%
ANSYS*	8,680	701,865
Aspen Technology*	20,590	627,583
Fiserv*	7,170	653,259
NetApp*	16,390	571,847

		2,554,554

Materials — 6.4%
Eastman Chemical	8,930	595,184
FMC	10,475	635,833

Description	Shares	Value
MeadWestvaco	15,460	$533,061

		1,764,078

Telecommunication Services — 2.5%
SBA Communications, Cl A*	8,810	695,902

Total Common Stock (Cost $22,534,920)		26,427,361

CASH EQUIVALENT ** — 4.4%
AIM STIT-Government & Agency Portfolio, 0.020% (Cost $1,215,627)	1,215,627	1,215,627

Total Investments — 100.1% (Cost $23,750,547)†		$27,642,988

Percentages are based on Net Assets of $27,619,866.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2013.
‡	Real Estate Investment Trust

Cl – Class

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $23,750,547, and the unrealized appreciation and depreciation were $4,130,181 and $(237,740), respectively.

As of April 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II	FROST NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 94.4%
Energy — 78.9%
Anadarko Petroleum	40,000	$3,390,400
Apache	31,000	2,290,280
Baytex Energy	24,000	947,040
Bonanza Creek Energy*	30,000	1,030,500
BP ADR	17,500	763,000
C&J Energy Services*	27,000	534,330
Cabot Oil & Gas	10,000	680,500
Cameron International*	42,000	2,585,100
CARBO Ceramics	7,000	494,550
Cenovus Energy	65,000	1,946,100
Chevron	14,000	1,708,140
Cobalt International Energy*	62,000	1,732,280
Concho Resources*	10,000	861,300
Ensco, Cl A	34,000	1,961,120
EOG Resources	16,000	1,938,560
Exxon Mobil	12,000	1,067,880
Gran Tierra Energy*	105,000	580,650
Halliburton	23,000	983,710
Kinder Morgan	21,500	840,650
Kosmos Energy*	56,000	615,440
Marathon Oil	25,000	816,750
Murphy Oil	23,000	1,428,070
National Oilwell Varco	27,500	1,793,550
Noble	23,000	862,500
Noble Energy	18,000	2,039,220
Occidental Petroleum	38,000	3,391,880
Oil States International*	30,000	2,680,800
Pioneer Natural Resources	4,500	550,035
QEP Resources	23,000	660,330
Range Resources	7,000	514,640
Schlumberger	34,000	2,530,620
Seadrill	17,500	673,575
Stone Energy*	36,000	710,280
Suncor Energy	57,500	1,791,125
Total ADR	25,000	1,256,000
Transocean*	20,000	1,029,400
Valero Energy	21,500	866,880

		50,547,185

Industrials — 2.5%
Chicago Bridge & Iron, NY Shares	13,000	699,270
Joy Global	5,500	310,860
Westport Innovations*	20,500	636,935

		1,647,065

Materials — 13.0%
BHP Billiton ADR	8,000	537,760
Freeport-McMoRan Copper & Gold	10,000	304,300
Goldcorp	17,000	502,860
Monsanto	17,000	1,815,940
Newmont Mining	12,000	388,800
Potash Corp. of Saskatchewan	18,000	757,800
Rio Tinto ADR	28,000	1,289,680
Silver Wheaton	20,000	490,600
Steel Dynamics	42,000	631,680
Stillwater Mining*	40,000	497,600
Teck Resources, Cl B	27,500	730,675

Description	Shares	Value
Yamana Gold	30,000	$369,000

		8,316,695

Total Common Stock (Cost $58,016,699)		60,510,945

EXCHANGE TRADED FUND — 0.6%
ProShares UltraShort Oil & Gas (Cost $443,702)	24,000	407,040

CASH EQUIVALENT ** — 5.6%
AIM STIT—Liquid Assets Portfolio, 0.020% (Cost $3,555,617)	3,555,617	3,555,617

Total Investments — 100.6% (Cost $62,016,018)†		$64,473,602

Percentages are based on Net Assets of $64,076,205.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2013.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

NY – New York

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $62,016,018, and the unrealized appreciation and depreciation were $5,449,253 and $(2,991,669), respectively.

As of April 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1100

THE ADVISORS’ INNER CIRCLE FUND II	FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 51.1%
Exchange Traded Funds — 51.1%
Consumer Discretionary Select Sector SPDR Fund	12,716	$694,421
Consumer Staples Select Sector SPDR Fund	7,164	293,294
Energy Select Sector SPDR Fund	4,344	340,005
Financial Select Sector SPDR Fund	51,364	960,507
Health Care Select Sector SPDR Fund	10,713	507,046
Industrial Select Sector SPDR Fund	8,949	370,936
iShares Dow Jones US Technology Sector Index Fund	13,653	1,005,271
iShares Dow Jones US Telecommunications Sector Index Fund	3,859	103,421
Materials Select Sector SPDR Fund	8,508	336,491
SPDR S&P 500 ETF Trust	4,344	693,650
Utilities Select Sector SPDR Fund	2,702	111,944

		5,416,986

Total Registered Investment Companies (Cost $5,037,738)		5,416,986

COMMON STOCK — 48.2%
Consumer Discretionary — 5.0%
Bed Bath & Beyond *	1,727	118,817
Viacom, Cl B	1,738	111,215
Walt Disney	4,695	295,034

		525,066

Consumer Staples — 8.2%
CVS Caremark	5,539	322,259
Molson Coors Brewing, Cl B	3,418	176,369
Procter & Gamble	2,182	167,512
Walgreen	4,196	207,744

		873,884

Energy — 6.9%
Chevron	1,698	207,173
ConocoPhillips	3,424	206,981
Helmerich & Payne	1,959	114,836
National Oilwell Varco	1,492	97,308
Valero Energy	2,525	101,808

		728,106

Financials — 4.7%
Fifth Third Bancorp	6,366	108,413
PNC Financial Services Group	1,671	113,428
Travelers	2,130	181,923
US Bancorp	2,861	95,214

		498,978

Health Care — 7.4%
Aetna	4,309	247,509
Amgen	1,355	141,204
Merck	2,069	97,243
Novartis ADR	1,558	114,918
Pfizer	6,311	183,461

		784,335

Industrials — 5.7%
Deere	2,916	260,399
General Electric	7,695	171,521

Description	Shares/Contracts	Value
Northrop Grumman	2,246	$170,112

		602,032

Information Technology — 6.6%
Apple (A)	635	281,146
International Business Machines	450	91,143
Microsoft	7,086	234,547
Oracle	2,960	97,029

		703,865

Telecommunication Services — 1.3%
AT&T	3,784	141,749

Utilities — 2.4%
UGI	6,308	258,502

Total Common Stock (Cost $4,658,122)		5,116,517

CASH EQUIVALENT** — 1.9%
AIM STIT - Liquid Assets Portfolio, 0.020% (Cost $202,965)	202,965	202,965

Total Investments — 101.2% (Cost $9,898,825)†		$10,736,468

PURCHASED OPTIONS* — 0.2%
Apple Put Option, Expires 07/20/13, Strike Price $400	6	$4,320
S&P 500 Index Put Option, Expires 07/20/13, Strike Price $1,525	7	12,950

Total Purchased Options (Cost $42,597)		$17,270

WRITTEN OPTIONS* — (1.3)%
S&P 500 Index Call Option, Expires 05/18/13, Strike Price $1,555	(19)	$(84,360)
S&P 500 Index Call Option, Expires 05/18/13, Strike Price $1,550	(11)	(53,460)

Total Written Options (Premiums Received $(59,744))		$(137,820)

Percentages are based on Net Assets of $10,610,991.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2013.
(A)	Underlying security for purchased put option.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $9,898,825, and the unrealized appreciation and depreciation were $880,683 and $(43,040), respectively.

THE ADVISORS’ INNER CIRCLE FUND II	FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2013 (Unaudited)

As of April 30, 2013, all of the Fund’s investments were considered Level 1, in accordance with ASC-820.

During the period ended April 30, 2013, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

FIA-QH-001-1100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 28, 2013

By	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer

Date: June 28, 2013